Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Funds V
Entity Central Index Key	0001738078
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000202291
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 2.82%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,009	$10,002
Nov 15	$9,977	$9,975
Dec 15	$9,942	$9,943
Jan 16	$10,067	$10,080
Feb 16	$10,139	$10,151
Mar 16	$10,222	$10,244
Apr 16	$10,274	$10,284
May 16	$10,263	$10,286
Jun 16	$10,441	$10,471
Jul 16	$10,503	$10,537
Aug 16	$10,481	$10,525
Sep 16	$10,478	$10,519
Oct 16	$10,403	$10,439
Nov 16	$10,190	$10,192
Dec 16	$10,211	$10,206
Jan 17	$10,223	$10,226
Feb 17	$10,298	$10,295
Mar 17	$10,290	$10,290
Apr 17	$10,366	$10,369
May 17	$10,443	$10,449
Jun 17	$10,444	$10,438
Jul 17	$10,479	$10,483
Aug 17	$10,568	$10,577
Sep 17	$10,526	$10,527
Oct 17	$10,529	$10,533
Nov 17	$10,499	$10,519
Dec 17	$10,533	$10,568
Jan 18	$10,446	$10,446
Feb 18	$10,336	$10,347
Mar 18	$10,381	$10,413
Apr 18	$10,315	$10,336
May 18	$10,393	$10,410
Jun 18	$10,372	$10,397
Jul 18	$10,385	$10,399
Aug 18	$10,444	$10,466
Sep 18	$10,368	$10,399
Oct 18	$10,271	$10,317
Nov 18	$10,320	$10,378
Dec 18	$10,481	$10,569
Jan 19	$10,633	$10,681
Feb 19	$10,637	$10,675
Mar 19	$10,848	$10,880
Apr 19	$10,866	$10,883
May 19	$11,043	$11,076
Jun 19	$11,208	$11,215
Jul 19	$11,258	$11,240
Aug 19	$11,526	$11,531
Sep 19	$11,459	$11,470
Oct 19	$11,484	$11,504
Nov 19	$11,484	$11,498
Dec 19	$11,510	$11,490
Jan 20	$11,718	$11,711
Feb 20	$11,912	$11,922
Mar 20	$11,575	$11,852
Apr 20	$11,903	$12,063
May 20	$12,037	$12,119
Jun 20	$12,167	$12,195
Jul 20	$12,374	$12,377
Aug 20	$12,313	$12,277
Sep 20	$12,310	$12,271
Oct 20	$12,282	$12,216
Nov 20	$12,418	$12,336
Dec 20	$12,465	$12,353
Jan 21	$12,384	$12,264
Feb 21	$12,227	$12,087
Mar 21	$12,072	$11,936
Apr 21	$12,162	$12,030
May 21	$12,178	$12,070
Jun 21	$12,294	$12,155
Jul 21	$12,410	$12,290
Aug 21	$12,388	$12,267
Sep 21	$12,305	$12,161
Oct 21	$12,308	$12,157
Nov 21	$12,323	$12,193
Dec 21	$12,290	$12,162
Jan 22	$12,029	$11,900
Feb 22	$11,855	$11,767
Mar 22	$11,519	$11,441
Apr 22	$11,057	$11,006
May 22	$11,114	$11,077
Jun 22	$10,904	$10,904
Jul 22	$11,193	$11,170
Aug 22	$10,900	$10,854
Sep 22	$10,376	$10,385
Oct 22	$10,237	$10,251
Nov 22	$10,648	$10,628
Dec 22	$10,594	$10,580
Jan 23	$10,985	$10,905
Feb 23	$10,716	$10,623
Mar 23	$10,981	$10,893
Apr 23	$11,052	$10,959
May 23	$10,942	$10,840
Jun 23	$10,897	$10,801
Jul 23	$10,878	$10,794
Aug 23	$10,794	$10,725
Sep 23	$10,511	$10,452
Oct 23	$10,321	$10,287
Nov 23	$10,808	$10,753
Dec 23	$11,209	$11,165
Jan 24	$11,206	$11,134
Feb 24	$11,041	$10,977
Mar 24	$11,147	$11,078
Apr 24	$10,875	$10,798
May 24	$11,050	$10,981
Jun 24	$11,157	$11,085
Jul 24	$11,415	$11,344
Aug 24	$11,577	$11,507
Sep 24	$11,726	$11,661
Oct 24	$11,421	$11,372
Nov 24	$11,543	$11,493
Dec 24	$11,333	$11,304
Jan 25	$11,401	$11,364
Feb 25	$11,648	$11,614
Mar 25	$11,645	$11,619
Apr 25	$11,679	$11,664
May 25	$11,614	$11,581
Jun 25	$11,803	$11,759
Jul 25	$11,783	$11,728
Aug 25	$11,935	$11,868
Sep 25	$12,057	$11,998

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	2.82%	(0.41)%	1.89%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,448,601,663
Holdings Count | Holding	2,420
Advisory Fees Paid, Amount	$ 11,996,909
InvestmentCompanyPortfolioTurnover	587.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202289
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$69	0.68%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 2.57%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,606	$10,002
Nov 15	$9,573	$9,975
Dec 15	$9,536	$9,943
Jan 16	$9,653	$10,080
Feb 16	$9,720	$10,151
Mar 16	$9,796	$10,244
Apr 16	$9,833	$10,284
May 16	$9,820	$10,286
Jun 16	$9,987	$10,471
Jul 16	$10,044	$10,537
Aug 16	$10,030	$10,525
Sep 16	$10,014	$10,519
Oct 16	$9,940	$10,439
Nov 16	$9,734	$10,192
Dec 16	$9,753	$10,206
Jan 17	$9,772	$10,226
Feb 17	$9,843	$10,295
Mar 17	$9,832	$10,290
Apr 17	$9,893	$10,369
May 17	$9,974	$10,449
Jun 17	$9,963	$10,438
Jul 17	$10,004	$10,483
Aug 17	$10,077	$10,577
Sep 17	$10,035	$10,527
Oct 17	$10,035	$10,533
Nov 17	$10,015	$10,519
Dec 17	$10,046	$10,568
Jan 18	$9,950	$10,446
Feb 18	$9,854	$10,347
Mar 18	$9,885	$10,413
Apr 18	$9,820	$10,336
May 18	$9,892	$10,410
Jun 18	$9,870	$10,397
Jul 18	$9,880	$10,399
Aug 18	$9,934	$10,466
Sep 18	$9,860	$10,399
Oct 18	$9,777	$10,317
Nov 18	$9,821	$10,378
Dec 18	$9,972	$10,569
Jan 19	$10,114	$10,681
Feb 19	$10,116	$10,675
Mar 19	$10,314	$10,880
Apr 19	$10,329	$10,883
May 19	$10,484	$11,076
Jun 19	$10,649	$11,215
Jul 19	$10,684	$11,240
Aug 19	$10,946	$11,531
Sep 19	$10,870	$11,470
Oct 19	$10,902	$11,504
Nov 19	$10,900	$11,498
Dec 19	$10,911	$11,490
Jan 20	$11,106	$11,711
Feb 20	$11,288	$11,922
Mar 20	$10,967	$11,852
Apr 20	$11,285	$12,063
May 20	$11,410	$12,119
Jun 20	$11,520	$12,195
Jul 20	$11,724	$12,377
Aug 20	$11,663	$12,277
Sep 20	$11,647	$12,271
Oct 20	$11,630	$12,216
Nov 20	$11,745	$12,336
Dec 20	$11,787	$12,353
Jan 21	$11,707	$12,264
Feb 21	$11,557	$12,087
Mar 21	$11,408	$11,936
Apr 21	$11,491	$12,030
May 21	$11,516	$12,070
Jun 21	$11,611	$12,155
Jul 21	$11,717	$12,290
Aug 21	$11,695	$12,267
Sep 21	$11,613	$12,161
Oct 21	$11,615	$12,157
Nov 21	$11,626	$12,193
Dec 21	$11,592	$12,162
Jan 22	$11,344	$11,900
Feb 22	$11,178	$11,767
Mar 22	$10,872	$11,441
Apr 22	$10,422	$11,006
May 22	$10,473	$11,077
Jun 22	$10,274	$10,904
Jul 22	$10,556	$11,170
Aug 22	$10,266	$10,854
Sep 22	$9,771	$10,385
Oct 22	$9,638	$10,251
Nov 22	$10,023	$10,628
Dec 22	$9,969	$10,580
Jan 23	$10,335	$10,905
Feb 23	$10,080	$10,623
Mar 23	$10,328	$10,893
Apr 23	$10,392	$10,959
May 23	$10,286	$10,840
Jun 23	$10,242	$10,801
Jul 23	$10,235	$10,794
Aug 23	$10,154	$10,725
Sep 23	$9,874	$10,452
Oct 23	$9,693	$10,287
Nov 23	$10,148	$10,753
Dec 23	$10,522	$11,165
Jan 24	$10,517	$11,134
Feb 24	$10,373	$10,977
Mar 24	$10,458	$11,078
Apr 24	$10,201	$10,798
May 24	$10,362	$10,981
Jun 24	$10,460	$11,085
Jul 24	$10,700	$11,344
Aug 24	$10,849	$11,507
Sep 24	$10,987	$11,661
Oct 24	$10,712	$11,372
Nov 24	$10,824	$11,493
Dec 24	$10,625	$11,304
Jan 25	$10,673	$11,364
Feb 25	$10,903	$11,614
Mar 25	$10,897	$11,619
Apr 25	$10,927	$11,664
May 25	$10,864	$11,581
Jun 25	$11,038	$11,759
Jul 25	$11,017	$11,728
Aug 25	$11,157	$11,868
Sep 25	$11,269	$11,998

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.57%	(0.66)%	1.62%
Investor A Shares (with sales charge)...
	(1.54)	(1.47)	1.20
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,448,601,663
Holdings Count | Holding	2,420
Advisory Fees Paid, Amount	$ 11,996,909
InvestmentCompanyPortfolioTurnover	587.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202290
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BCBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$144	1.43%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 1.80%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,000	$10,002
Nov 15	$9,959	$9,975
Dec 15	$9,915	$9,943
Jan 16	$10,030	$10,080
Feb 16	$10,083	$10,151
Mar 16	$10,167	$10,244
Apr 16	$10,199	$10,284
May 16	$10,179	$10,286
Jun 16	$10,346	$10,471
Jul 16	$10,398	$10,537
Aug 16	$10,367	$10,525
Sep 16	$10,355	$10,519
Oct 16	$10,271	$10,439
Nov 16	$10,051	$10,192
Dec 16	$10,065	$10,206
Jan 17	$10,078	$10,226
Feb 17	$10,134	$10,295
Mar 17	$10,128	$10,290
Apr 17	$10,184	$10,369
May 17	$10,251	$10,449
Jun 17	$10,243	$10,438
Jul 17	$10,279	$10,483
Aug 17	$10,348	$10,577
Sep 17	$10,298	$10,527
Oct 17	$10,292	$10,533
Nov 17	$10,265	$10,519
Dec 17	$10,290	$10,568
Jan 18	$10,185	$10,446
Feb 18	$10,080	$10,347
Mar 18	$10,105	$10,413
Apr 18	$10,032	$10,336
May 18	$10,100	$10,410
Jun 18	$10,071	$10,397
Jul 18	$10,075	$10,399
Aug 18	$10,124	$10,466
Sep 18	$10,042	$10,399
Oct 18	$9,950	$10,317
Nov 18	$9,989	$10,378
Dec 18	$10,137	$10,569
Jan 19	$10,275	$10,681
Feb 19	$10,271	$10,675
Mar 19	$10,467	$10,880
Apr 19	$10,475	$10,883
May 19	$10,626	$11,076
Jun 19	$10,788	$11,215
Jul 19	$10,816	$11,240
Aug 19	$11,064	$11,531
Sep 19	$10,991	$11,470
Oct 19	$11,017	$11,504
Nov 19	$10,997	$11,498
Dec 19	$11,012	$11,490
Jan 20	$11,202	$11,711
Feb 20	$11,379	$11,922
Mar 20	$11,047	$11,852
Apr 20	$11,351	$12,063
May 20	$11,470	$12,119
Jun 20	$11,585	$12,195
Jul 20	$11,773	$12,377
Aug 20	$11,704	$12,277
Sep 20	$11,691	$12,271
Oct 20	$11,655	$12,216
Nov 20	$11,775	$12,336
Dec 20	$11,798	$12,353
Jan 21	$11,711	$12,264
Feb 21	$11,553	$12,087
Mar 21	$11,408	$11,936
Apr 21	$11,483	$12,030
May 21	$11,489	$12,070
Jun 21	$11,589	$12,155
Jul 21	$11,677	$12,290
Aug 21	$11,658	$12,267
Sep 21	$11,558	$12,161
Oct 21	$11,552	$12,157
Nov 21	$11,568	$12,193
Dec 21	$11,527	$12,162
Jan 22	$11,272	$11,900
Feb 22	$11,100	$11,767
Mar 22	$10,775	$11,441
Apr 22	$10,332	$11,006
May 22	$10,377	$11,077
Jun 22	$10,172	$10,904
Jul 22	$10,434	$11,170
Aug 22	$10,151	$10,854
Sep 22	$9,653	$10,385
Oct 22	$9,526	$10,251
Nov 22	$9,891	$10,628
Dec 22	$9,831	$10,580
Jan 23	$10,187	$10,905
Feb 23	$9,929	$10,623
Mar 23	$10,167	$10,893
Apr 23	$10,225	$10,959
May 23	$10,113	$10,840
Jun 23	$10,063	$10,801
Jul 23	$10,049	$10,794
Aug 23	$9,963	$10,725
Sep 23	$9,681	$10,452
Oct 23	$9,504	$10,287
Nov 23	$9,950	$10,753
Dec 23	$10,317	$11,165
Jan 24	$10,312	$11,134
Feb 24	$10,170	$10,977
Mar 24	$10,253	$11,078
Apr 24	$10,001	$10,798
May 24	$10,160	$10,981
Jun 24	$10,256	$11,085
Jul 24	$10,491	$11,344
Aug 24	$10,637	$11,507
Sep 24	$10,772	$11,661
Oct 24	$10,503	$11,372
Nov 24	$10,613	$11,493
Dec 24	$10,418	$11,304
Jan 25	$10,465	$11,364
Feb 25	$10,690	$11,614
Mar 25	$10,684	$11,619
Apr 25	$10,713	$11,664
May 25	$10,652	$11,581
Jun 25	$10,823	$11,759
Jul 25	$10,802	$11,728
Aug 25	$10,939	$11,868
Sep 25	$11,049	$11,998

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	1.80%	(1.41)%	1.00%
Investor C Shares (with sales charge)...
	0.81	(1.41)	1.00
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,448,601,663
Holdings Count | Holding	2,420
Advisory Fees Paid, Amount	$ 11,996,909
InvestmentCompanyPortfolioTurnover	587.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202293
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CCBBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.38%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 2.75%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,009	$10,002
Nov 15	$9,978	$9,975
Dec 15	$9,944	$9,943
Jan 16	$10,069	$10,080
Feb 16	$10,141	$10,151
Mar 16	$10,224	$10,244
Apr 16	$10,266	$10,284
May 16	$10,266	$10,286
Jun 16	$10,444	$10,471
Jul 16	$10,506	$10,537
Aug 16	$10,485	$10,525
Sep 16	$10,483	$10,519
Oct 16	$10,398	$10,439
Nov 16	$10,196	$10,192
Dec 16	$10,218	$10,206
Jan 17	$10,230	$10,226
Feb 17	$10,306	$10,295
Mar 17	$10,298	$10,290
Apr 17	$10,364	$10,369
May 17	$10,451	$10,449
Jun 17	$10,442	$10,438
Jul 17	$10,488	$10,483
Aug 17	$10,567	$10,577
Sep 17	$10,537	$10,527
Oct 17	$10,529	$10,533
Nov 17	$10,510	$10,519
Dec 17	$10,545	$10,568
Jan 18	$10,459	$10,446
Feb 18	$10,349	$10,347
Mar 18	$10,395	$10,413
Apr 18	$10,330	$10,336
May 18	$10,408	$10,410
Jun 18	$10,387	$10,397
Jul 18	$10,390	$10,399
Aug 18	$10,460	$10,466
Sep 18	$10,385	$10,399
Oct 18	$10,289	$10,317
Nov 18	$10,337	$10,378
Dec 18	$10,500	$10,569
Jan 19	$10,652	$10,681
Feb 19	$10,656	$10,675
Mar 19	$10,867	$10,880
Apr 19	$10,885	$10,883
May 19	$11,063	$11,076
Jun 19	$11,228	$11,215
Jul 19	$11,279	$11,240
Aug 19	$11,547	$11,531
Sep 19	$11,481	$11,470
Oct 19	$11,507	$11,504
Nov 19	$11,507	$11,498
Dec 19	$11,533	$11,490
Jan 20	$11,741	$11,711
Feb 20	$11,936	$11,922
Mar 20	$11,600	$11,852
Apr 20	$11,928	$12,063
May 20	$12,063	$12,119
Jun 20	$12,193	$12,195
Jul 20	$12,401	$12,377
Aug 20	$12,340	$12,277
Sep 20	$12,337	$12,271
Oct 20	$12,310	$12,216
Nov 20	$12,447	$12,336
Dec 20	$12,494	$12,353
Jan 21	$12,414	$12,264
Feb 21	$12,258	$12,087
Mar 21	$12,103	$11,936
Apr 21	$12,194	$12,030
May 21	$12,211	$12,070
Jun 21	$12,327	$12,155
Jul 21	$12,443	$12,290
Aug 21	$12,422	$12,267
Sep 21	$12,339	$12,161
Oct 21	$12,343	$12,157
Nov 21	$12,359	$12,193
Dec 21	$12,326	$12,162
Jan 22	$12,066	$11,900
Feb 22	$11,892	$11,767
Mar 22	$11,557	$11,441
Apr 22	$11,083	$11,006
May 22	$11,153	$11,077
Jun 22	$10,943	$10,904
Jul 22	$11,233	$11,170
Aug 22	$10,940	$10,854
Sep 22	$10,405	$10,385
Oct 22	$10,278	$10,251
Nov 22	$10,690	$10,628
Dec 22	$10,623	$10,580
Jan 23	$11,028	$10,905
Feb 23	$10,747	$10,623
Mar 23	$11,026	$10,893
Apr 23	$11,098	$10,959
May 23	$10,974	$10,840
Jun 23	$10,943	$10,801
Jul 23	$10,925	$10,794
Aug 23	$10,841	$10,725
Sep 23	$10,545	$10,452
Oct 23	$10,356	$10,287
Nov 23	$10,844	$10,753
Dec 23	$11,246	$11,165
Jan 24	$11,243	$11,134
Feb 24	$11,092	$10,977
Mar 24	$11,199	$11,078
Apr 24	$10,914	$10,798
May 24	$11,103	$10,981
Jun 24	$11,197	$11,085
Jul 24	$11,469	$11,344
Aug 24	$11,632	$11,507
Sep 24	$11,782	$11,661
Oct 24	$11,478	$11,372
Nov 24	$11,601	$11,493
Dec 24	$11,390	$11,304
Jan 25	$11,459	$11,364
Feb 25	$11,693	$11,614
Mar 25	$11,705	$11,619
Apr 25	$11,739	$11,664
May 25	$11,660	$11,581
Jun 25	$11,850	$11,759
Jul 25	$11,831	$11,728
Aug 25	$11,984	$11,868
Sep 25	$12,107	$11,998

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	2.75%	(0.38)%	1.93%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,448,601,663
Holdings Count | Holding	2,420
Advisory Fees Paid, Amount	$ 11,996,909
InvestmentCompanyPortfolioTurnover	587.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202292
Shareholder Report [Line Items]
Fund Name	BlackRock Core Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$94	0.93%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 2.19%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,004	$10,002
Nov 15	$9,967	$9,975
Dec 15	$9,927	$9,943
Jan 16	$10,047	$10,080
Feb 16	$10,114	$10,151
Mar 16	$10,192	$10,244
Apr 16	$10,228	$10,284
May 16	$10,223	$10,286
Jun 16	$10,395	$10,471
Jul 16	$10,451	$10,537
Aug 16	$10,424	$10,525
Sep 16	$10,416	$10,519
Oct 16	$10,337	$10,439
Nov 16	$10,121	$10,192
Dec 16	$10,139	$10,206
Jan 17	$10,145	$10,226
Feb 17	$10,217	$10,295
Mar 17	$10,204	$10,290
Apr 17	$10,264	$10,369
May 17	$10,347	$10,449
Jun 17	$10,333	$10,438
Jul 17	$10,373	$10,483
Aug 17	$10,447	$10,577
Sep 17	$10,412	$10,527
Oct 17	$10,399	$10,533
Nov 17	$10,376	$10,519
Dec 17	$10,406	$10,568
Jan 18	$10,315	$10,446
Feb 18	$10,203	$10,347
Mar 18	$10,244	$10,413
Apr 18	$10,175	$10,336
May 18	$10,247	$10,410
Jun 18	$10,222	$10,397
Jul 18	$10,219	$10,399
Aug 18	$10,284	$10,466
Sep 18	$10,206	$10,399
Oct 18	$10,106	$10,317
Nov 18	$10,149	$10,378
Dec 18	$10,304	$10,569
Jan 19	$10,448	$10,681
Feb 19	$10,448	$10,675
Mar 19	$10,651	$10,880
Apr 19	$10,664	$10,883
May 19	$10,833	$11,076
Jun 19	$10,990	$11,215
Jul 19	$11,034	$11,240
Aug 19	$11,291	$11,531
Sep 19	$11,222	$11,470
Oct 19	$11,242	$11,504
Nov 19	$11,237	$11,498
Dec 19	$11,257	$11,490
Jan 20	$11,455	$11,711
Feb 20	$11,641	$11,922
Mar 20	$11,308	$11,852
Apr 20	$11,622	$12,063
May 20	$11,748	$12,119
Jun 20	$11,870	$12,195
Jul 20	$12,067	$12,377
Aug 20	$12,001	$12,277
Sep 20	$11,994	$12,271
Oct 20	$11,962	$12,216
Nov 20	$12,089	$12,336
Dec 20	$12,130	$12,353
Jan 21	$12,034	$12,264
Feb 21	$11,877	$12,087
Mar 21	$11,722	$11,936
Apr 21	$11,816	$12,030
May 21	$11,827	$12,070
Jun 21	$11,934	$12,155
Jul 21	$12,029	$12,290
Aug 21	$12,015	$12,267
Sep 21	$11,917	$12,161
Oct 21	$11,916	$12,157
Nov 21	$11,938	$12,193
Dec 21	$11,900	$12,162
Jan 22	$11,631	$11,900
Feb 22	$11,459	$11,767
Mar 22	$11,142	$11,441
Apr 22	$10,679	$11,006
May 22	$10,742	$11,077
Jun 22	$10,535	$10,904
Jul 22	$10,809	$11,170
Aug 22	$10,510	$10,854
Sep 22	$10,002	$10,385
Oct 22	$9,875	$10,251
Nov 22	$10,255	$10,628
Dec 22	$10,198	$10,580
Jan 23	$10,570	$10,905
Feb 23	$10,307	$10,623
Mar 23	$10,570	$10,893
Apr 23	$10,622	$10,959
May 23	$10,511	$10,840
Jun 23	$10,464	$10,801
Jul 23	$10,454	$10,794
Aug 23	$10,369	$10,725
Sep 23	$10,081	$10,452
Oct 23	$9,895	$10,287
Nov 23	$10,357	$10,753
Dec 23	$10,737	$11,165
Jan 24	$10,729	$11,134
Feb 24	$10,580	$10,977
Mar 24	$10,664	$11,078
Apr 24	$10,400	$10,798
May 24	$10,576	$10,981
Jun 24	$10,660	$11,085
Jul 24	$10,915	$11,344
Aug 24	$11,065	$11,507
Sep 24	$11,203	$11,661
Oct 24	$10,908	$11,372
Nov 24	$11,020	$11,493
Dec 24	$10,815	$11,304
Jan 25	$10,861	$11,364
Feb 25	$11,093	$11,614
Mar 25	$11,085	$11,619
Apr 25	$11,126	$11,664
May 25	$11,046	$11,581
Jun 25	$11,221	$11,759
Jul 25	$11,198	$11,728
Aug 25	$11,338	$11,868
Sep 25	$11,449	$11,998

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	2.19%	(0.93)%	1.36%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 3,448,601,663
Holdings Count | Holding	2,420
Advisory Fees Paid, Amount	$ 11,996,909
InvestmentCompanyPortfolioTurnover	587.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202277
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Institutional Shares
Trading Symbol	BHYIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 7.79%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,260	$10,032	$10,274
Nov 15	$10,073	$9,995	$10,047
Dec 15	$9,802	$9,945	$9,794
Jan 16	$9,670	$10,055	$9,637
Feb 16	$9,713	$10,127	$9,692
Mar 16	$9,969	$10,251	$10,123
Apr 16	$10,295	$10,321	$10,519
May 16	$10,346	$10,329	$10,584
Jun 16	$10,370	$10,511	$10,681
Jul 16	$10,633	$10,597	$10,970
Aug 16	$10,854	$10,609	$11,200
Sep 16	$10,921	$10,611	$11,274
Oct 16	$10,932	$10,541	$11,318
Nov 16	$10,957	$10,304	$11,264
Dec 16	$11,167	$10,334	$11,472
Jan 17	$11,312	$10,371	$11,639
Feb 17	$11,481	$10,451	$11,808
Mar 17	$11,479	$10,447	$11,781
Apr 17	$11,594	$10,534	$11,917
May 17	$11,681	$10,615	$12,021
Jun 17	$11,690	$10,606	$12,037
Jul 17	$11,866	$10,659	$12,171
Aug 17	$11,845	$10,751	$12,166
Sep 17	$11,973	$10,713	$12,275
Oct 17	$12,029	$10,726	$12,327
Nov 17	$12,020	$10,710	$12,296
Dec 17	$12,082	$10,757	$12,333
Jan 18	$12,186	$10,654	$12,407
Feb 18	$12,066	$10,553	$12,301
Mar 18	$11,996	$10,606	$12,227
Apr 18	$12,082	$10,535	$12,307
May 18	$12,107	$10,592	$12,303
Jun 18	$12,116	$10,577	$12,353
Jul 18	$12,271	$10,599	$12,487
Aug 18	$12,331	$10,651	$12,579
Sep 18	$12,390	$10,606	$12,650
Oct 18	$12,147	$10,517	$12,447
Nov 18	$12,030	$10,564	$12,340
Dec 18	$11,737	$10,730	$12,076
Jan 19	$12,275	$10,878	$12,622
Feb 19	$12,479	$10,889	$12,831
Mar 19	$12,592	$11,086	$12,952
Apr 19	$12,787	$11,102	$13,136
May 19	$12,614	$11,272	$12,980
Jun 19	$12,927	$11,431	$13,276
Jul 19	$13,022	$11,465	$13,351
Aug 19	$13,118	$11,725	$13,404
Sep 19	$13,177	$11,674	$13,453
Oct 19	$13,220	$11,712	$13,490
Nov 19	$13,280	$11,709	$13,534
Dec 19	$13,533	$11,727	$13,805
Jan 20	$13,522	$11,937	$13,809
Feb 20	$13,317	$12,116	$13,614
Mar 20	$11,711	$11,879	$12,054
Apr 20	$12,266	$12,117	$12,600
May 20	$12,771	$12,230	$13,150
Jun 20	$12,848	$12,332	$13,276
Jul 20	$13,498	$12,549	$13,894
Aug 20	$13,610	$12,477	$14,028
Sep 20	$13,468	$12,454	$13,883
Oct 20	$13,545	$12,410	$13,952
Nov 20	$14,075	$12,572	$14,504
Dec 20	$14,320	$12,615	$14,778
Jan 21	$14,321	$12,536	$14,827
Feb 21	$14,412	$12,374	$14,881
Mar 21	$14,454	$12,230	$14,904
Apr 21	$14,622	$12,333	$15,066
May 21	$14,683	$12,380	$15,110
Jun 21	$14,911	$12,470	$15,312
Jul 21	$14,951	$12,595	$15,369
Aug 21	$15,028	$12,587	$15,449
Sep 21	$15,027	$12,479	$15,449
Oct 21	$15,009	$12,469	$15,421
Nov 21	$14,856	$12,484	$15,269
Dec 21	$15,163	$12,476	$15,555
Jan 22	$14,775	$12,202	$15,131
Feb 22	$14,635	$12,036	$14,976
Mar 22	$14,560	$11,713	$14,805
Apr 22	$14,051	$11,276	$14,280
May 22	$14,038	$11,338	$14,313
Jun 22	$13,093	$11,112	$13,349
Jul 22	$13,910	$11,391	$14,136
Aug 22	$13,578	$11,095	$13,811
Sep 22	$13,043	$10,617	$13,263
Oct 22	$13,395	$10,500	$13,608
Nov 22	$13,668	$10,892	$13,902
Dec 22	$13,581	$10,855	$13,816
Jan 23	$14,145	$11,192	$14,342
Feb 23	$13,927	$10,917	$14,159
Mar 23	$14,110	$11,173	$14,309
Apr 23	$14,249	$11,241	$14,453
May 23	$14,102	$11,124	$14,320
Jun 23	$14,353	$11,107	$14,559
Jul 23	$14,546	$11,118	$14,761
Aug 23	$14,590	$11,051	$14,804
Sep 23	$14,438	$10,788	$14,627
Oct 23	$14,266	$10,625	$14,455
Nov 23	$14,895	$11,104	$15,110
Dec 23	$15,423	$11,525	$15,673
Jan 24	$15,468	$11,497	$15,672
Feb 24	$15,533	$11,360	$15,718
Mar 24	$15,738	$11,471	$15,904
Apr 24	$15,632	$11,203	$15,755
May 24	$15,796	$11,389	$15,928
Jun 24	$15,956	$11,493	$16,078
Jul 24	$16,233	$11,754	$16,391
Aug 24	$16,489	$11,927	$16,658
Sep 24	$16,698	$12,090	$16,928
Oct 24	$16,608	$11,816	$16,836
Nov 24	$16,818	$11,940	$17,030
Dec 24	$16,754	$11,760	$16,957
Jan 25	$16,989	$11,831	$17,189
Feb 25	$17,079	$12,075	$17,304
Mar 25	$16,893	$12,073	$17,127
Apr 25	$16,917	$12,115	$17,124
May 25	$17,232	$12,054	$17,412
Jun 25	$17,547	$12,242	$17,732
Jul 25	$17,649	$12,224	$17,812
Aug 25	$17,874	$12,371	$18,034
Sep 25	$17,999	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	7.79%	5.97%	6.05%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202273
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Service Shares
Trading Symbol	BHYSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$94	0.90%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Service Shares returned 7.27%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Service Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,258	$10,032	$10,274
Nov 15	$10,068	$9,995	$10,047
Dec 15	$9,794	$9,945	$9,794
Jan 16	$9,674	$10,055	$9,637
Feb 16	$9,701	$10,127	$9,692
Mar 16	$9,955	$10,251	$10,123
Apr 16	$10,279	$10,321	$10,519
May 16	$10,341	$10,329	$10,584
Jun 16	$10,349	$10,511	$10,681
Jul 16	$10,609	$10,597	$10,970
Aug 16	$10,827	$10,609	$11,200
Sep 16	$10,890	$10,611	$11,274
Oct 16	$10,898	$10,541	$11,318
Nov 16	$10,934	$10,304	$11,264
Dec 16	$11,126	$10,334	$11,472
Jan 17	$11,267	$10,371	$11,639
Feb 17	$11,433	$10,451	$11,808
Mar 17	$11,428	$10,447	$11,781
Apr 17	$11,555	$10,534	$11,917
May 17	$11,638	$10,615	$12,021
Jun 17	$11,629	$10,606	$12,037
Jul 17	$11,801	$10,659	$12,171
Aug 17	$11,777	$10,751	$12,166
Sep 17	$11,902	$10,713	$12,275
Oct 17	$11,970	$10,726	$12,327
Nov 17	$11,959	$10,710	$12,296
Dec 17	$12,003	$10,757	$12,333
Jan 18	$12,102	$10,654	$12,407
Feb 18	$11,980	$10,553	$12,301
Mar 18	$11,923	$10,606	$12,227
Apr 18	$11,990	$10,535	$12,307
May 18	$12,013	$10,592	$12,303
Jun 18	$12,034	$10,577	$12,353
Jul 18	$12,169	$10,599	$12,487
Aug 18	$12,225	$10,651	$12,579
Sep 18	$12,282	$10,606	$12,650
Oct 18	$12,053	$10,517	$12,447
Nov 18	$11,935	$10,564	$12,340
Dec 18	$11,625	$10,730	$12,076
Jan 19	$12,155	$10,878	$12,622
Feb 19	$12,354	$10,889	$12,831
Mar 19	$12,464	$11,086	$12,952
Apr 19	$12,654	$11,102	$13,136
May 19	$12,497	$11,272	$12,980
Jun 19	$12,787	$11,431	$13,276
Jul 19	$12,879	$11,465	$13,351
Aug 19	$12,971	$11,725	$13,404
Sep 19	$13,026	$11,674	$13,453
Oct 19	$13,066	$11,712	$13,490
Nov 19	$13,140	$11,709	$13,534
Dec 19	$13,386	$11,727	$13,805
Jan 20	$13,356	$11,937	$13,809
Feb 20	$13,150	$12,116	$13,614
Mar 20	$11,579	$11,879	$12,054
Apr 20	$12,108	$12,117	$12,600
May 20	$12,620	$12,230	$13,150
Jun 20	$12,676	$12,332	$13,276
Jul 20	$13,314	$12,549	$13,894
Aug 20	$13,421	$12,477	$14,028
Sep 20	$13,296	$12,454	$13,883
Oct 20	$13,369	$12,410	$13,952
Nov 20	$13,870	$12,572	$14,504
Dec 20	$14,108	$12,615	$14,778
Jan 21	$14,105	$12,536	$14,827
Feb 21	$14,210	$12,374	$14,881
Mar 21	$14,248	$12,230	$14,904
Apr 21	$14,411	$12,333	$15,066
May 21	$14,467	$12,380	$15,110
Jun 21	$14,688	$12,470	$15,312
Jul 21	$14,705	$12,595	$15,369
Aug 21	$14,778	$12,587	$15,449
Sep 21	$14,774	$12,479	$15,449
Oct 21	$14,752	$12,469	$15,421
Nov 21	$14,598	$12,484	$15,269
Dec 21	$14,895	$12,476	$15,555
Jan 22	$14,511	$12,202	$15,131
Feb 22	$14,370	$12,036	$14,976
Mar 22	$14,293	$11,713	$14,805
Apr 22	$13,791	$11,276	$14,280
May 22	$13,774	$11,338	$14,313
Jun 22	$12,844	$11,112	$13,349
Jul 22	$13,642	$11,391	$14,136
Aug 22	$13,314	$11,095	$13,811
Sep 22	$12,786	$10,617	$13,263
Oct 22	$13,148	$10,500	$13,608
Nov 22	$13,392	$10,892	$13,902
Dec 22	$13,304	$10,855	$13,816
Jan 23	$13,854	$11,192	$14,342
Feb 23	$13,658	$10,917	$14,159
Mar 23	$13,834	$11,173	$14,309
Apr 23	$13,967	$11,241	$14,453
May 23	$13,800	$11,124	$14,320
Jun 23	$14,042	$11,107	$14,559
Jul 23	$14,228	$11,118	$14,761
Aug 23	$14,267	$11,051	$14,804
Sep 23	$14,115	$10,788	$14,627
Oct 23	$13,966	$10,625	$14,455
Nov 23	$14,576	$11,104	$15,110
Dec 23	$15,090	$11,525	$15,673
Jan 24	$15,108	$11,497	$15,672
Feb 24	$15,190	$11,360	$15,718
Mar 24	$15,386	$11,471	$15,904
Apr 24	$15,258	$11,203	$15,755
May 24	$15,437	$11,389	$15,928
Jun 24	$15,567	$11,493	$16,078
Jul 24	$15,856	$11,754	$16,391
Aug 24	$16,102	$11,927	$16,658
Sep 24	$16,301	$12,090	$16,928
Oct 24	$16,210	$11,816	$16,836
Nov 24	$16,387	$11,940	$17,030
Dec 24	$16,320	$11,760	$16,957
Jan 25	$16,544	$11,831	$17,189
Feb 25	$16,627	$12,075	$17,304
Mar 25	$16,440	$12,073	$17,127
Apr 25	$16,483	$12,115	$17,124
May 25	$16,761	$12,054	$17,412
Jun 25	$17,063	$12,242	$17,732
Jul 25	$17,181	$12,224	$17,812
Aug 25	$17,370	$12,371	$18,034
Sep 25	$17,487	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	7.27%	5.63%	5.75%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202275
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor A Shares
Trading Symbol	BHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$94	0.91%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 7.42%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$9,860	$10,032	$10,274
Nov 15	$9,678	$9,995	$10,047
Dec 15	$9,415	$9,945	$9,794
Jan 16	$9,286	$10,055	$9,637
Feb 16	$9,325	$10,127	$9,692
Mar 16	$9,569	$10,251	$10,123
Apr 16	$9,866	$10,321	$10,519
May 16	$9,926	$10,329	$10,584
Jun 16	$9,945	$10,511	$10,681
Jul 16	$10,194	$10,597	$10,970
Aug 16	$10,403	$10,609	$11,200
Sep 16	$10,464	$10,611	$11,274
Oct 16	$10,472	$10,541	$11,318
Nov 16	$10,493	$10,304	$11,264
Dec 16	$10,677	$10,334	$11,472
Jan 17	$10,827	$10,371	$11,639
Feb 17	$10,972	$10,451	$11,808
Mar 17	$10,981	$10,447	$11,781
Apr 17	$11,088	$10,534	$11,917
May 17	$11,168	$10,615	$12,021
Jun 17	$11,174	$10,606	$12,037
Jul 17	$11,324	$10,659	$12,171
Aug 17	$11,316	$10,751	$12,166
Sep 17	$11,436	$10,713	$12,275
Oct 17	$11,486	$10,726	$12,327
Nov 17	$11,475	$10,710	$12,296
Dec 17	$11,532	$10,757	$12,333
Jan 18	$11,627	$10,654	$12,407
Feb 18	$11,509	$10,553	$12,301
Mar 18	$11,439	$10,606	$12,227
Apr 18	$11,518	$10,535	$12,307
May 18	$11,524	$10,592	$12,303
Jun 18	$11,544	$10,577	$12,353
Jul 18	$11,689	$10,599	$12,487
Aug 18	$11,742	$10,651	$12,579
Sep 18	$11,796	$10,606	$12,650
Oct 18	$11,561	$10,517	$12,447
Nov 18	$11,447	$10,564	$12,340
Dec 18	$11,149	$10,730	$12,076
Jan 19	$11,673	$10,878	$12,622
Feb 19	$11,864	$10,889	$12,831
Mar 19	$11,953	$11,086	$12,952
Apr 19	$12,150	$11,102	$13,136
May 19	$11,983	$11,272	$12,980
Jun 19	$12,276	$11,431	$13,276
Jul 19	$12,364	$11,465	$13,351
Aug 19	$12,452	$11,725	$13,404
Sep 19	$12,504	$11,674	$13,453
Oct 19	$12,526	$11,712	$13,490
Nov 19	$12,596	$11,709	$13,534
Dec 19	$12,832	$11,727	$13,805
Jan 20	$12,819	$11,937	$13,809
Feb 20	$12,621	$12,116	$13,614
Mar 20	$11,096	$11,879	$12,054
Apr 20	$11,603	$12,117	$12,600
May 20	$12,094	$12,230	$13,150
Jun 20	$12,148	$12,332	$13,276
Jul 20	$12,760	$12,549	$13,894
Aug 20	$12,862	$12,477	$14,028
Sep 20	$12,742	$12,454	$13,883
Oct 20	$12,810	$12,410	$13,952
Nov 20	$13,291	$12,572	$14,504
Dec 20	$13,536	$12,615	$14,778
Jan 21	$13,533	$12,536	$14,827
Feb 21	$13,616	$12,374	$14,881
Mar 21	$13,651	$12,230	$14,904
Apr 21	$13,806	$12,333	$15,066
May 21	$13,860	$12,380	$15,110
Jun 21	$14,071	$12,470	$15,312
Jul 21	$14,087	$12,595	$15,369
Aug 21	$14,156	$12,587	$15,449
Sep 21	$14,151	$12,479	$15,449
Oct 21	$14,149	$12,469	$15,421
Nov 21	$13,982	$12,484	$15,269
Dec 21	$14,285	$12,476	$15,555
Jan 22	$13,898	$12,202	$15,131
Feb 22	$13,780	$12,036	$14,976
Mar 22	$13,706	$11,713	$14,805
Apr 22	$13,223	$11,276	$14,280
May 22	$13,189	$11,338	$14,313
Jun 22	$12,296	$11,112	$13,349
Jul 22	$13,061	$11,391	$14,136
Aug 22	$12,763	$11,095	$13,811
Sep 22	$12,238	$10,617	$13,263
Oct 22	$12,584	$10,500	$13,608
Nov 22	$12,837	$10,892	$13,902
Dec 22	$12,732	$10,855	$13,816
Jan 23	$13,258	$11,192	$14,342
Feb 23	$13,069	$10,917	$14,159
Mar 23	$13,237	$11,173	$14,309
Apr 23	$13,364	$11,241	$14,453
May 23	$13,222	$11,124	$14,320
Jun 23	$13,434	$11,107	$14,559
Jul 23	$13,630	$11,118	$14,761
Aug 23	$13,647	$11,051	$14,804
Sep 23	$13,521	$10,788	$14,627
Oct 23	$13,356	$10,625	$14,455
Nov 23	$13,941	$11,104	$15,110
Dec 23	$14,431	$11,525	$15,673
Jan 24	$14,468	$11,497	$15,672
Feb 24	$14,525	$11,360	$15,718
Mar 24	$14,712	$11,471	$15,904
Apr 24	$14,589	$11,203	$15,755
May 24	$14,758	$11,389	$15,928
Jun 24	$14,882	$11,493	$16,078
Jul 24	$15,158	$11,754	$16,391
Aug 24	$15,392	$11,927	$16,658
Sep 24	$15,582	$12,090	$16,928
Oct 24	$15,494	$11,816	$16,836
Nov 24	$15,685	$11,940	$17,030
Dec 24	$15,599	$11,760	$16,957
Jan 25	$15,814	$11,831	$17,189
Feb 25	$15,915	$12,075	$17,304
Mar 25	$15,737	$12,073	$17,127
Apr 25	$15,754	$12,115	$17,124
May 25	$16,021	$12,054	$17,412
Jun 25	$16,333	$12,242	$17,732
Jul 25	$16,423	$12,224	$17,812
Aug 25	$16,604	$12,371	$18,034
Sep 25	$16,739	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.42%	5.61%	5.72%
Investor A Shares (with sales charge)...
	3.12	4.75	5.29
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202276
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Investor C Shares
Trading Symbol	BHYCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.56%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.56%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 6.72%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,251	$10,032	$10,274
Nov 15	$10,055	$9,995	$10,047
Dec 15	$9,776	$9,945	$9,794
Jan 16	$9,636	$10,055	$9,637
Feb 16	$9,670	$10,127	$9,692
Mar 16	$9,916	$10,251	$10,123
Apr 16	$10,218	$10,321	$10,519
May 16	$10,273	$10,329	$10,584
Jun 16	$10,287	$10,511	$10,681
Jul 16	$10,538	$10,597	$10,970
Aug 16	$10,747	$10,609	$11,200
Sep 16	$10,804	$10,611	$11,274
Oct 16	$10,805	$10,541	$11,318
Nov 16	$10,820	$10,304	$11,264
Dec 16	$11,017	$10,334	$11,472
Jan 17	$11,150	$10,371	$11,639
Feb 17	$11,307	$10,451	$11,808
Mar 17	$11,295	$10,447	$11,781
Apr 17	$11,398	$10,534	$11,917
May 17	$11,472	$10,615	$12,021
Jun 17	$11,472	$10,606	$12,037
Jul 17	$11,634	$10,659	$12,171
Aug 17	$11,603	$10,751	$12,166
Sep 17	$11,720	$10,713	$12,275
Oct 17	$11,764	$10,726	$12,327
Nov 17	$11,746	$10,710	$12,296
Dec 17	$11,796	$10,757	$12,333
Jan 18	$11,887	$10,654	$12,407
Feb 18	$11,760	$10,553	$12,301
Mar 18	$11,682	$10,606	$12,227
Apr 18	$11,756	$10,535	$12,307
May 18	$11,755	$10,592	$12,303
Jun 18	$11,769	$10,577	$12,353
Jul 18	$11,909	$10,599	$12,487
Aug 18	$11,957	$10,651	$12,579
Sep 18	$12,005	$10,606	$12,650
Oct 18	$11,759	$10,517	$12,447
Nov 18	$11,636	$10,564	$12,340
Dec 18	$11,327	$10,730	$12,076
Jan 19	$11,852	$10,878	$12,622
Feb 19	$12,039	$10,889	$12,831
Mar 19	$12,121	$11,086	$12,952
Apr 19	$12,314	$11,102	$13,136
May 19	$12,137	$11,272	$12,980
Jun 19	$12,427	$11,431	$13,276
Jul 19	$12,508	$11,465	$13,351
Aug 19	$12,590	$11,725	$13,404
Sep 19	$12,635	$11,674	$13,453
Oct 19	$12,666	$11,712	$13,490
Nov 19	$12,713	$11,709	$13,534
Dec 19	$12,943	$11,727	$13,805
Jan 20	$12,922	$11,937	$13,809
Feb 20	$12,716	$12,116	$13,614
Mar 20	$11,175	$11,879	$12,054
Apr 20	$11,694	$12,117	$12,600
May 20	$12,164	$12,230	$13,150
Jun 20	$12,211	$12,332	$13,276
Jul 20	$12,835	$12,549	$13,894
Aug 20	$12,913	$12,477	$14,028
Sep 20	$12,785	$12,454	$13,883
Oct 20	$12,846	$12,410	$13,952
Nov 20	$13,337	$12,572	$14,504
Dec 20	$13,558	$12,615	$14,778
Jan 21	$13,547	$12,536	$14,827
Feb 21	$13,623	$12,374	$14,881
Mar 21	$13,651	$12,230	$14,904
Apr 21	$13,798	$12,333	$15,066
May 21	$13,844	$12,380	$15,110
Jun 21	$14,047	$12,470	$15,312
Jul 21	$14,074	$12,595	$15,369
Aug 21	$14,134	$12,587	$15,449
Sep 21	$14,123	$12,479	$15,449
Oct 21	$14,094	$12,469	$15,421
Nov 21	$13,939	$12,484	$15,269
Dec 21	$14,214	$12,476	$15,555
Jan 22	$13,821	$12,202	$15,131
Feb 22	$13,698	$12,036	$14,976
Mar 22	$13,616	$11,713	$14,805
Apr 22	$13,131	$11,276	$14,280
May 22	$13,107	$11,338	$14,313
Jun 22	$12,197	$11,112	$13,349
Jul 22	$12,948	$11,391	$14,136
Aug 22	$12,646	$11,095	$13,811
Sep 22	$12,119	$10,617	$13,263
Oct 22	$12,455	$10,500	$13,608
Nov 22	$12,698	$10,892	$13,902
Dec 22	$12,588	$10,855	$13,816
Jan 23	$13,100	$11,192	$14,342
Feb 23	$12,907	$10,917	$14,159
Mar 23	$13,066	$11,173	$14,309
Apr 23	$13,184	$11,241	$14,453
May 23	$13,037	$11,124	$14,320
Jun 23	$13,258	$11,107	$14,559
Jul 23	$13,424	$11,118	$14,761
Aug 23	$13,453	$11,051	$14,804
Sep 23	$13,303	$10,788	$14,627
Oct 23	$13,141	$10,625	$14,455
Nov 23	$13,716	$11,104	$15,110
Dec 23	$14,198	$11,525	$15,673
Jan 24	$14,235	$11,497	$15,672
Feb 24	$14,291	$11,360	$15,718
Mar 24	$14,475	$11,471	$15,904
Apr 24	$14,353	$11,203	$15,755
May 24	$14,520	$11,389	$15,928
Jun 24	$14,642	$11,493	$16,078
Jul 24	$14,913	$11,754	$16,391
Aug 24	$15,144	$11,927	$16,658
Sep 24	$15,331	$12,090	$16,928
Oct 24	$15,243	$11,816	$16,836
Nov 24	$15,432	$11,940	$17,030
Dec 24	$15,347	$11,760	$16,957
Jan 25	$15,558	$11,831	$17,189
Feb 25	$15,658	$12,075	$17,304
Mar 25	$15,482	$12,073	$17,127
Apr 25	$15,500	$12,115	$17,124
May 25	$15,763	$12,054	$17,412
Jun 25	$16,069	$12,242	$17,732
Jul 25	$16,157	$12,224	$17,812
Aug 25	$16,336	$12,371	$18,034
Sep 25	$16,468	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	6.72%	4.92%	5.12%
Investor C Shares (with sales charge)...
	5.72	4.92	5.12
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202279
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class K Shares
Trading Symbol	BRHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.46%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 7.75%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,274	$10,032	$10,274
Nov 15	$10,088	$9,995	$10,047
Dec 15	$9,804	$9,945	$9,794
Jan 16	$9,687	$10,055	$9,637
Feb 16	$9,717	$10,127	$9,692
Mar 16	$9,988	$10,251	$10,123
Apr 16	$10,302	$10,321	$10,519
May 16	$10,368	$10,329	$10,584
Jun 16	$10,391	$10,511	$10,681
Jul 16	$10,641	$10,597	$10,970
Aug 16	$10,877	$10,609	$11,200
Sep 16	$10,929	$10,611	$11,274
Oct 16	$10,941	$10,541	$11,318
Nov 16	$10,981	$10,304	$11,264
Dec 16	$11,178	$10,334	$11,472
Jan 17	$11,323	$10,371	$11,639
Feb 17	$11,494	$10,451	$11,808
Mar 17	$11,492	$10,447	$11,781
Apr 17	$11,623	$10,534	$11,917
May 17	$11,710	$10,615	$12,021
Jun 17	$11,721	$10,606	$12,037
Jul 17	$11,883	$10,659	$12,171
Aug 17	$11,879	$10,751	$12,166
Sep 17	$11,993	$10,713	$12,275
Oct 17	$12,065	$10,726	$12,327
Nov 17	$12,058	$10,710	$12,296
Dec 17	$12,106	$10,757	$12,333
Jan 18	$12,211	$10,654	$12,407
Feb 18	$12,092	$10,553	$12,301
Mar 18	$12,038	$10,606	$12,227
Apr 18	$12,110	$10,535	$12,307
May 18	$12,136	$10,592	$12,303
Jun 18	$12,161	$10,577	$12,353
Jul 18	$12,318	$10,599	$12,487
Aug 18	$12,363	$10,651	$12,579
Sep 18	$12,440	$10,606	$12,650
Oct 18	$12,197	$10,517	$12,447
Nov 18	$12,081	$10,564	$12,340
Dec 18	$11,772	$10,730	$12,076
Jan 19	$12,313	$10,878	$12,622
Feb 19	$12,518	$10,889	$12,831
Mar 19	$12,633	$11,086	$12,952
Apr 19	$12,846	$11,102	$13,136
May 19	$12,674	$11,272	$12,980
Jun 19	$12,972	$11,431	$13,276
Jul 19	$13,069	$11,465	$13,351
Aug 19	$13,184	$11,725	$13,404
Sep 19	$13,227	$11,674	$13,453
Oct 19	$13,272	$11,712	$13,490
Nov 19	$13,351	$11,709	$13,534
Dec 19	$13,606	$11,727	$13,805
Jan 20	$13,579	$11,937	$13,809
Feb 20	$13,374	$12,116	$13,614
Mar 20	$11,780	$11,879	$12,054
Apr 20	$12,322	$12,117	$12,600
May 20	$12,847	$12,230	$13,150
Jun 20	$12,908	$12,332	$13,276
Jul 20	$13,562	$12,549	$13,894
Aug 20	$13,676	$12,477	$14,028
Sep 20	$13,552	$12,454	$13,883
Oct 20	$13,630	$12,410	$13,952
Nov 20	$14,146	$12,572	$14,504
Dec 20	$14,412	$12,615	$14,778
Jan 21	$14,395	$12,536	$14,827
Feb 21	$14,507	$12,374	$14,881
Mar 21	$14,550	$12,230	$14,904
Apr 21	$14,720	$12,333	$15,066
May 21	$14,783	$12,380	$15,110
Jun 21	$15,013	$12,470	$15,312
Jul 21	$15,035	$12,595	$15,369
Aug 21	$15,114	$12,587	$15,449
Sep 21	$15,115	$12,479	$15,449
Oct 21	$15,098	$12,469	$15,421
Nov 21	$14,945	$12,484	$15,269
Dec 21	$15,254	$12,476	$15,555
Jan 22	$14,866	$12,202	$15,131
Feb 22	$14,725	$12,036	$14,976
Mar 22	$14,651	$11,713	$14,805
Apr 22	$14,141	$11,276	$14,280
May 22	$14,128	$11,338	$14,313
Jun 22	$13,178	$11,112	$13,349
Jul 22	$14,002	$11,391	$14,136
Aug 22	$13,669	$11,095	$13,811
Sep 22	$13,131	$10,617	$13,263
Oct 22	$13,507	$10,500	$13,608
Nov 22	$13,763	$10,892	$13,902
Dec 22	$13,676	$10,855	$13,816
Jan 23	$14,246	$11,192	$14,342
Feb 23	$14,048	$10,917	$14,159
Mar 23	$14,213	$11,173	$14,309
Apr 23	$14,375	$11,241	$14,453
May 23	$14,207	$11,124	$14,320
Jun 23	$14,461	$11,107	$14,559
Jul 23	$14,657	$11,118	$14,761
Aug 23	$14,702	$11,051	$14,804
Sep 23	$14,550	$10,788	$14,627
Oct 23	$14,378	$10,625	$14,455
Nov 23	$15,013	$11,104	$15,110
Dec 23	$15,547	$11,525	$15,673
Jan 24	$15,593	$11,497	$15,672
Feb 24	$15,660	$11,360	$15,718
Mar 24	$15,891	$11,471	$15,904
Apr 24	$15,763	$11,203	$15,755
May 24	$15,952	$11,389	$15,928
Jun 24	$16,092	$11,493	$16,078
Jul 24	$16,396	$11,754	$16,391
Aug 24	$16,656	$11,927	$16,658
Sep 24	$16,867	$12,090	$16,928
Oct 24	$16,754	$11,816	$16,836
Nov 24	$16,968	$11,940	$17,030
Dec 24	$16,905	$11,760	$16,957
Jan 25	$17,144	$11,831	$17,189
Feb 25	$17,236	$12,075	$17,304
Mar 25	$17,049	$12,073	$17,127
Apr 25	$17,075	$12,115	$17,124
May 25	$17,395	$12,054	$17,412
Jun 25	$17,714	$12,242	$17,732
Jul 25	$17,843	$12,224	$17,812
Aug 25	$18,046	$12,371	$18,034
Sep 25	$18,174	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	7.75%	6.04%	6.16%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202278
Shareholder Report [Line Items]
Fund Name	BlackRock High Yield Portfolio
Class Name	Class R Shares
Trading Symbol	BHYRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 7.19%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,255	$10,032	$10,274
Nov 15	$10,063	$9,995	$10,047
Dec 15	$9,787	$9,945	$9,794
Jan 16	$9,650	$10,055	$9,637
Feb 16	$9,688	$10,127	$9,692
Mar 16	$9,938	$10,251	$10,123
Apr 16	$10,244	$10,321	$10,519
May 16	$10,303	$10,329	$10,584
Jun 16	$10,320	$10,511	$10,681
Jul 16	$10,576	$10,597	$10,970
Aug 16	$10,790	$10,609	$11,200
Sep 16	$10,851	$10,611	$11,274
Oct 16	$10,856	$10,541	$11,318
Nov 16	$10,874	$10,304	$11,264
Dec 16	$11,077	$10,334	$11,472
Jan 17	$11,214	$10,371	$11,639
Feb 17	$11,377	$10,451	$11,808
Mar 17	$11,368	$10,447	$11,781
Apr 17	$11,476	$10,534	$11,917
May 17	$11,555	$10,615	$12,021
Jun 17	$11,558	$10,606	$12,037
Jul 17	$11,726	$10,659	$12,171
Aug 17	$11,700	$10,751	$12,166
Sep 17	$11,821	$10,713	$12,275
Oct 17	$11,869	$10,726	$12,327
Nov 17	$11,855	$10,710	$12,296
Dec 17	$11,911	$10,757	$12,333
Jan 18	$12,007	$10,654	$12,407
Feb 18	$11,882	$10,553	$12,301
Mar 18	$11,807	$10,606	$12,227
Apr 18	$11,885	$10,535	$12,307
May 18	$11,888	$10,592	$12,303
Jun 18	$11,906	$10,577	$12,353
Jul 18	$12,052	$10,599	$12,487
Aug 18	$12,103	$10,651	$12,579
Sep 18	$12,155	$10,606	$12,650
Oct 18	$11,910	$10,517	$12,447
Nov 18	$11,789	$10,564	$12,340
Dec 18	$11,480	$10,730	$12,076
Jan 19	$12,017	$10,878	$12,622
Feb 19	$12,210	$10,889	$12,831
Mar 19	$12,298	$11,086	$12,952
Apr 19	$12,499	$11,102	$13,136
May 19	$12,323	$11,272	$12,980
Jun 19	$12,622	$11,431	$13,276
Jul 19	$12,709	$11,465	$13,351
Aug 19	$12,797	$11,725	$13,404
Sep 19	$12,847	$11,674	$13,453
Oct 19	$12,883	$11,712	$13,490
Nov 19	$12,936	$11,709	$13,534
Dec 19	$13,175	$11,727	$13,805
Jan 20	$13,159	$11,937	$13,809
Feb 20	$12,953	$12,116	$13,614
Mar 20	$11,385	$11,879	$12,054
Apr 20	$11,920	$12,117	$12,600
May 20	$12,404	$12,230	$13,150
Jun 20	$12,456	$12,332	$13,276
Jul 20	$13,099	$12,549	$13,894
Aug 20	$13,184	$12,477	$14,028
Sep 20	$13,057	$12,454	$13,883
Oct 20	$13,125	$12,410	$13,952
Nov 20	$13,633	$12,572	$14,504
Dec 20	$13,863	$12,615	$14,778
Jan 21	$13,857	$12,536	$14,827
Feb 21	$13,939	$12,374	$14,881
Mar 21	$13,973	$12,230	$14,904
Apr 21	$14,129	$12,333	$15,066
May 21	$14,181	$12,380	$15,110
Jun 21	$14,394	$12,470	$15,312
Jul 21	$14,426	$12,595	$15,369
Aug 21	$14,493	$12,587	$15,449
Sep 21	$14,486	$12,479	$15,449
Oct 21	$14,461	$12,469	$15,421
Nov 21	$14,307	$12,484	$15,269
Dec 21	$14,595	$12,476	$15,555
Jan 22	$14,196	$12,202	$15,131
Feb 22	$14,073	$12,036	$14,976
Mar 22	$13,995	$11,713	$14,805
Apr 22	$13,499	$11,276	$14,280
May 22	$13,480	$11,338	$14,313
Jun 22	$12,547	$11,112	$13,349
Jul 22	$13,325	$11,391	$14,136
Aug 22	$13,019	$11,095	$13,811
Sep 22	$12,481	$10,617	$13,263
Oct 22	$12,831	$10,500	$13,608
Nov 22	$13,086	$10,892	$13,902
Dec 22	$12,977	$10,855	$13,816
Jan 23	$13,510	$11,192	$14,342
Feb 23	$13,315	$10,917	$14,159
Mar 23	$13,484	$11,173	$14,309
Apr 23	$13,610	$11,241	$14,453
May 23	$13,463	$11,124	$14,320
Jun 23	$13,696	$11,107	$14,559
Jul 23	$13,873	$11,118	$14,761
Aug 23	$13,907	$11,051	$14,804
Sep 23	$13,756	$10,788	$14,627
Oct 23	$13,585	$10,625	$14,455
Nov 23	$14,177	$11,104	$15,110
Dec 23	$14,673	$11,525	$15,673
Jan 24	$14,708	$11,497	$15,672
Feb 24	$14,763	$11,360	$15,718
Mar 24	$14,950	$11,471	$15,904
Apr 24	$14,822	$11,203	$15,755
May 24	$14,991	$11,389	$15,928
Jun 24	$15,135	$11,493	$16,078
Jul 24	$15,390	$11,754	$16,391
Aug 24	$15,625	$11,927	$16,658
Sep 24	$15,815	$12,090	$16,928
Oct 24	$15,722	$11,816	$16,836
Nov 24	$15,914	$11,940	$17,030
Dec 24	$15,846	$11,760	$16,957
Jan 25	$16,038	$11,831	$17,189
Feb 25	$16,139	$12,075	$17,304
Mar 25	$15,955	$12,073	$17,127
Apr 25	$15,970	$12,115	$17,124
May 25	$16,260	$12,054	$17,412
Jun 25	$16,550	$12,242	$17,732
Jul 25	$16,638	$12,224	$17,812
Aug 25	$16,818	$12,371	$18,034
Sep 25	$16,952	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	7.19%	5.36%	5.42%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 27,847,409,772
Holdings Count | Holding	1,546
Advisory Fees Paid, Amount	$ 103,515,791
InvestmentCompanyPortfolioTurnover	64.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material Fund Change [Text Block]
C000202258
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Institutional Shares
Trading Symbol	BMSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 6.39%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,095	$10,032	$10,125
Nov 15	$9,987	$9,995	$10,058
Dec 15	$9,900	$9,945	$9,921
Jan 16	$9,865	$10,055	$9,901
Feb 16	$9,879	$10,127	$9,950
Mar 16	$10,090	$10,251	$10,232
Apr 16	$10,269	$10,321	$10,422
May 16	$10,329	$10,329	$10,467
Jun 16	$10,315	$10,511	$10,591
Jul 16	$10,480	$10,597	$10,763
Aug 16	$10,570	$10,609	$10,868
Sep 16	$10,609	$10,611	$10,908
Oct 16	$10,616	$10,541	$10,915
Nov 16	$10,536	$10,304	$10,784
Dec 16	$10,665	$10,334	$10,877
Jan 17	$10,759	$10,371	$10,982
Feb 17	$10,869	$10,451	$11,082
Mar 17	$10,886	$10,447	$11,093
Apr 17	$10,988	$10,534	$11,198
May 17	$11,069	$10,615	$11,273
Jun 17	$11,083	$10,606	$11,267
Jul 17	$11,185	$10,659	$11,353
Aug 17	$11,212	$10,751	$11,428
Sep 17	$11,258	$10,713	$11,442
Oct 17	$11,329	$10,726	$11,498
Nov 17	$11,321	$10,710	$11,483
Dec 17	$11,369	$10,757	$11,523
Jan 18	$11,485	$10,654	$11,537
Feb 18	$11,389	$10,553	$11,468
Mar 18	$11,343	$10,606	$11,474
Apr 18	$11,384	$10,535	$11,451
May 18	$11,380	$10,592	$11,435
Jun 18	$11,352	$10,577	$11,410
Jul 18	$11,465	$10,599	$11,519
Aug 18	$11,500	$10,651	$11,502
Sep 18	$11,542	$10,606	$11,576
Oct 18	$11,448	$10,517	$11,503
Nov 18	$11,379	$10,564	$11,465
Dec 18	$11,246	$10,730	$11,435
Jan 19	$11,573	$10,878	$11,739
Feb 19	$11,696	$10,889	$11,874
Mar 19	$11,815	$11,086	$11,981
Apr 19	$11,942	$11,102	$12,088
May 19	$11,965	$11,272	$12,132
Jun 19	$12,141	$11,431	$12,323
Jul 19	$12,212	$11,465	$12,409
Aug 19	$12,342	$11,725	$12,436
Sep 19	$12,375	$11,674	$12,469
Oct 19	$12,412	$11,712	$12,505
Nov 19	$12,448	$11,709	$12,531
Dec 19	$12,595	$11,727	$12,676
Jan 20	$12,677	$11,937	$12,833
Feb 20	$12,623	$12,116	$12,800
Mar 20	$11,301	$11,879	$11,505
Apr 20	$11,840	$12,117	$11,914
May 20	$12,245	$12,230	$12,321
Jun 20	$12,427	$12,332	$12,557
Jul 20	$12,822	$12,549	$12,843
Aug 20	$12,929	$12,477	$12,970
Sep 20	$12,858	$12,454	$12,938
Oct 20	$12,876	$12,410	$12,944
Nov 20	$13,289	$12,572	$13,273
Dec 20	$13,464	$12,615	$13,458
Jan 21	$13,482	$12,536	$13,494
Feb 21	$13,556	$12,374	$13,475
Mar 21	$13,571	$12,230	$13,405
Apr 21	$13,648	$12,333	$13,523
May 21	$13,699	$12,380	$13,610
Jun 21	$13,761	$12,470	$13,686
Jul 21	$13,697	$12,595	$13,728
Aug 21	$13,777	$12,587	$13,788
Sep 21	$13,646	$12,479	$13,736
Oct 21	$13,446	$12,469	$13,698
Nov 21	$13,375	$12,484	$13,622
Dec 21	$13,454	$12,476	$13,708
Jan 22	$13,212	$12,202	$13,532
Feb 22	$12,967	$12,036	$13,228
Mar 22	$12,869	$11,713	$13,029
Apr 22	$12,582	$11,276	$12,779
May 22	$12,444	$11,338	$12,674
Jun 22	$12,008	$11,112	$12,263
Jul 22	$12,311	$11,391	$12,555
Aug 22	$12,191	$11,095	$12,492
Sep 22	$11,742	$10,617	$12,063
Oct 22	$11,779	$10,500	$12,042
Nov 22	$12,151	$10,892	$12,445
Dec 22	$12,179	$10,855	$12,509
Jan 23	$12,553	$11,192	$12,890
Feb 23	$12,362	$10,917	$12,752
Mar 23	$12,450	$11,173	$12,827
Apr 23	$12,529	$11,241	$12,928
May 23	$12,448	$11,124	$12,868
Jun 23	$12,539	$11,107	$13,017
Jul 23	$12,647	$11,118	$13,155
Aug 23	$12,672	$11,051	$13,172
Sep 23	$12,562	$10,788	$13,104
Oct 23	$12,454	$10,625	$13,005
Nov 23	$12,949	$11,104	$13,416
Dec 23	$13,317	$11,525	$13,804
Jan 24	$13,402	$11,497	$13,877
Feb 24	$13,333	$11,360	$13,938
Mar 24	$13,477	$11,471	$14,088
Apr 24	$13,318	$11,203	$13,994
May 24	$13,509	$11,389	$14,174
Jun 24	$13,607	$11,493	$14,276
Jul 24	$13,845	$11,754	$14,491
Aug 24	$14,009	$11,927	$14,684
Sep 24	$14,171	$12,090	$14,869
Oct 24	$14,037	$11,816	$14,798
Nov 24	$14,148	$11,940	$14,933
Dec 24	$14,121	$11,760	$14,907
Jan 25	$14,216	$11,831	$15,039
Feb 25	$14,353	$12,075	$15,190
Mar 25	$14,339	$12,073	$15,154
Apr 25	$14,374	$12,115	$15,169
May 25	$14,509	$12,054	$15,306
Jun 25	$14,706	$12,242	$15,504
Jul 25	$14,774	$12,224	$15,603
Aug 25	$14,943	$12,371	$15,773
Sep 25	$15,077	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.39%	3.24%	4.19%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,254,748,393
Holdings Count | Holding	2,118
Advisory Fees Paid, Amount	$ 5,542,022
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202256
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor A Shares
Trading Symbol	BMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 6.13%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$9,841	$10,032	$10,125
Nov 15	$9,724	$9,995	$10,058
Dec 15	$9,637	$9,945	$9,921
Jan 16	$9,610	$10,055	$9,901
Feb 16	$9,622	$10,127	$9,950
Mar 16	$9,825	$10,251	$10,232
Apr 16	$9,988	$10,321	$10,422
May 16	$10,054	$10,329	$10,467
Jun 16	$10,039	$10,511	$10,591
Jul 16	$10,197	$10,597	$10,763
Aug 16	$10,272	$10,609	$10,868
Sep 16	$10,308	$10,611	$10,908
Oct 16	$10,313	$10,541	$10,915
Nov 16	$10,243	$10,304	$10,784
Dec 16	$10,356	$10,334	$10,877
Jan 17	$10,455	$10,371	$10,982
Feb 17	$10,560	$10,451	$11,082
Mar 17	$10,564	$10,447	$11,093
Apr 17	$10,671	$10,534	$11,198
May 17	$10,748	$10,615	$11,273
Jun 17	$10,749	$10,606	$11,267
Jul 17	$10,846	$10,659	$11,353
Aug 17	$10,880	$10,751	$11,428
Sep 17	$10,912	$10,713	$11,442
Oct 17	$10,989	$10,726	$11,498
Nov 17	$10,968	$10,710	$11,483
Dec 17	$11,013	$10,757	$11,523
Jan 18	$11,123	$10,654	$11,537
Feb 18	$11,038	$10,553	$11,468
Mar 18	$10,991	$10,606	$11,474
Apr 18	$11,029	$10,535	$11,451
May 18	$11,022	$10,592	$11,435
Jun 18	$10,993	$10,577	$11,410
Jul 18	$11,100	$10,599	$11,519
Aug 18	$11,131	$10,651	$11,502
Sep 18	$11,170	$10,606	$11,576
Oct 18	$11,077	$10,517	$11,503
Nov 18	$11,008	$10,564	$11,465
Dec 18	$10,877	$10,730	$11,435
Jan 19	$11,191	$10,878	$11,739
Feb 19	$11,308	$10,889	$11,874
Mar 19	$11,420	$11,086	$11,981
Apr 19	$11,529	$11,102	$12,088
May 19	$11,560	$11,272	$12,132
Jun 19	$11,728	$11,431	$12,323
Jul 19	$11,794	$11,465	$12,409
Aug 19	$11,917	$11,725	$12,436
Sep 19	$11,947	$11,674	$12,469
Oct 19	$11,980	$11,712	$12,505
Nov 19	$12,012	$11,709	$12,531
Dec 19	$12,151	$11,727	$12,676
Jan 20	$12,227	$11,937	$12,833
Feb 20	$12,173	$12,116	$12,800
Mar 20	$10,896	$11,879	$11,505
Apr 20	$11,413	$12,117	$11,914
May 20	$11,802	$12,230	$12,321
Jun 20	$11,974	$12,332	$12,557
Jul 20	$12,352	$12,549	$12,843
Aug 20	$12,452	$12,477	$12,970
Sep 20	$12,381	$12,454	$12,938
Oct 20	$12,397	$12,410	$12,944
Nov 20	$12,791	$12,572	$13,273
Dec 20	$12,957	$12,615	$13,458
Jan 21	$12,959	$12,536	$13,494
Feb 21	$13,041	$12,374	$13,475
Mar 21	$13,052	$12,230	$13,405
Apr 21	$13,123	$12,333	$13,523
May 21	$13,170	$12,380	$13,610
Jun 21	$13,227	$12,470	$13,686
Jul 21	$13,163	$12,595	$13,728
Aug 21	$13,236	$12,587	$13,788
Sep 21	$13,095	$12,479	$13,736
Oct 21	$12,913	$12,469	$13,698
Nov 21	$12,842	$12,484	$13,622
Dec 21	$12,903	$12,476	$13,708
Jan 22	$12,681	$12,202	$13,532
Feb 22	$12,442	$12,036	$13,228
Mar 22	$12,346	$11,713	$13,029
Apr 22	$12,069	$11,276	$12,779
May 22	$11,933	$11,338	$12,674
Jun 22	$11,513	$11,112	$12,263
Jul 22	$11,801	$11,391	$12,555
Aug 22	$11,684	$11,095	$12,492
Sep 22	$11,251	$10,617	$12,063
Oct 22	$11,284	$10,500	$12,042
Nov 22	$11,638	$10,892	$12,445
Dec 22	$11,662	$10,855	$12,509
Jan 23	$12,017	$11,192	$12,890
Feb 23	$11,819	$10,917	$12,752
Mar 23	$11,914	$11,173	$12,827
Apr 23	$11,987	$11,241	$12,928
May 23	$11,907	$11,124	$12,868
Jun 23	$11,992	$11,107	$13,017
Jul 23	$12,093	$11,118	$13,155
Aug 23	$12,114	$11,051	$13,172
Sep 23	$12,006	$10,788	$13,104
Oct 23	$11,887	$10,625	$13,005
Nov 23	$12,371	$11,104	$13,416
Dec 23	$12,720	$11,525	$13,804
Jan 24	$12,799	$11,497	$13,877
Feb 24	$12,730	$11,360	$13,938
Mar 24	$12,865	$11,471	$14,088
Apr 24	$12,710	$11,203	$13,994
May 24	$12,891	$11,389	$14,174
Jun 24	$12,981	$11,493	$14,276
Jul 24	$13,206	$11,754	$14,491
Aug 24	$13,359	$11,927	$14,684
Sep 24	$13,510	$12,090	$14,869
Oct 24	$13,380	$11,816	$14,798
Nov 24	$13,483	$11,940	$14,933
Dec 24	$13,454	$11,760	$14,907
Jan 25	$13,542	$11,831	$15,039
Feb 25	$13,670	$12,075	$15,190
Mar 25	$13,654	$12,073	$15,154
Apr 25	$13,685	$12,115	$15,169
May 25	$13,810	$12,054	$15,306
Jun 25	$13,994	$12,242	$15,504
Jul 25	$14,056	$12,224	$15,603
Aug 25	$14,214	$12,371	$15,773
Sep 25	$14,339	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.13%	2.98%	3.93%
Investor A Shares (with sales charge)...
	3.48	2.46	3.67
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,254,748,393
Holdings Count | Holding	2,118
Advisory Fees Paid, Amount	$ 5,542,022
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202257
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Investor C Shares
Trading Symbol	BMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166	1.62%

Expenses Paid, Amount	$ 166
Expense Ratio, Percent	1.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 5.23%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,086	$10,032	$10,125
Nov 15	$9,971	$9,995	$10,058
Dec 15	$9,875	$9,945	$9,921
Jan 16	$9,832	$10,055	$9,901
Feb 16	$9,838	$10,127	$9,950
Mar 16	$10,050	$10,251	$10,232
Apr 16	$10,210	$10,321	$10,422
May 16	$10,260	$10,329	$10,467
Jun 16	$10,249	$10,511	$10,591
Jul 16	$10,393	$10,597	$10,763
Aug 16	$10,473	$10,609	$10,868
Sep 16	$10,503	$10,611	$10,908
Oct 16	$10,502	$10,541	$10,915
Nov 16	$10,414	$10,304	$10,784
Dec 16	$10,532	$10,334	$10,877
Jan 17	$10,616	$10,371	$10,982
Feb 17	$10,717	$10,451	$11,082
Mar 17	$10,724	$10,447	$11,093
Apr 17	$10,816	$10,534	$11,198
May 17	$10,887	$10,615	$11,273
Jun 17	$10,892	$10,606	$11,267
Jul 17	$10,983	$10,659	$11,353
Aug 17	$11,000	$10,751	$11,428
Sep 17	$11,036	$10,713	$11,442
Oct 17	$11,096	$10,726	$11,498
Nov 17	$11,079	$10,710	$11,483
Dec 17	$11,117	$10,757	$11,523
Jan 18	$11,221	$10,654	$11,537
Feb 18	$11,118	$10,553	$11,468
Mar 18	$11,064	$10,606	$11,474
Apr 18	$11,095	$10,535	$11,451
May 18	$11,082	$10,592	$11,435
Jun 18	$11,046	$10,577	$11,410
Jul 18	$11,157	$10,599	$11,519
Aug 18	$11,170	$10,651	$11,502
Sep 18	$11,202	$10,606	$11,576
Oct 18	$11,102	$10,517	$11,503
Nov 18	$11,026	$10,564	$11,465
Dec 18	$10,888	$10,730	$11,435
Jan 19	$11,194	$10,878	$11,739
Feb 19	$11,305	$10,889	$11,874
Mar 19	$11,421	$11,086	$11,981
Apr 19	$11,523	$11,102	$12,088
May 19	$11,547	$11,272	$12,132
Jun 19	$11,696	$11,431	$12,323
Jul 19	$11,755	$11,465	$12,409
Aug 19	$11,869	$11,725	$12,436
Sep 19	$11,892	$11,674	$12,469
Oct 19	$11,917	$11,712	$12,505
Nov 19	$11,942	$11,709	$12,531
Dec 19	$12,073	$11,727	$12,676
Jan 20	$12,141	$11,937	$12,833
Feb 20	$12,079	$12,116	$12,800
Mar 20	$10,805	$11,879	$11,505
Apr 20	$11,311	$12,117	$11,914
May 20	$11,689	$12,230	$12,321
Jun 20	$11,852	$12,332	$12,557
Jul 20	$12,219	$12,549	$12,843
Aug 20	$12,311	$12,477	$12,970
Sep 20	$12,245	$12,454	$12,938
Oct 20	$12,240	$12,410	$12,944
Nov 20	$12,634	$12,572	$13,273
Dec 20	$12,790	$12,615	$13,458
Jan 21	$12,784	$12,536	$13,494
Feb 21	$12,857	$12,374	$13,475
Mar 21	$12,860	$12,230	$13,405
Apr 21	$12,922	$12,333	$13,523
May 21	$12,959	$12,380	$13,610
Jun 21	$12,996	$12,470	$13,686
Jul 21	$12,924	$12,595	$13,728
Aug 21	$13,000	$12,587	$13,788
Sep 21	$12,854	$12,479	$13,736
Oct 21	$12,667	$12,469	$13,698
Nov 21	$12,578	$12,484	$13,622
Dec 21	$12,641	$12,476	$13,708
Jan 22	$12,416	$12,202	$13,532
Feb 22	$12,163	$12,036	$13,228
Mar 22	$12,074	$11,713	$13,029
Apr 22	$11,796	$11,276	$12,779
May 22	$11,643	$11,338	$12,674
Jun 22	$11,226	$11,112	$12,263
Jul 22	$11,513	$11,391	$12,555
Aug 22	$11,391	$11,095	$12,492
Sep 22	$10,950	$10,617	$12,063
Oct 22	$10,988	$10,500	$12,042
Nov 22	$11,312	$10,892	$12,445
Dec 22	$11,329	$10,855	$12,509
Jan 23	$11,680	$11,192	$12,890
Feb 23	$11,481	$10,917	$12,752
Mar 23	$11,553	$11,173	$12,827
Apr 23	$11,616	$11,241	$12,928
May 23	$11,531	$11,124	$12,868
Jun 23	$11,619	$11,107	$13,017
Jul 23	$11,710	$11,118	$13,155
Aug 23	$11,723	$11,051	$13,172
Sep 23	$11,611	$10,788	$13,104
Oct 23	$11,496	$10,625	$13,005
Nov 23	$11,965	$11,104	$13,416
Dec 23	$12,302	$11,525	$13,804
Jan 24	$12,378	$11,497	$13,877
Feb 24	$12,312	$11,360	$13,938
Mar 24	$12,443	$11,471	$14,088
Apr 24	$12,293	$11,203	$13,994
May 24	$12,467	$11,389	$14,174
Jun 24	$12,554	$11,493	$14,276
Jul 24	$12,772	$11,754	$14,491
Aug 24	$12,920	$11,927	$14,684
Sep 24	$13,066	$12,090	$14,869
Oct 24	$12,940	$11,816	$14,798
Nov 24	$13,040	$11,940	$14,933
Dec 24	$13,012	$11,760	$14,907
Jan 25	$13,097	$11,831	$15,039
Feb 25	$13,221	$12,075	$15,190
Mar 25	$13,205	$12,073	$15,154
Apr 25	$13,235	$12,115	$15,169
May 25	$13,356	$12,054	$15,306
Jun 25	$13,534	$12,242	$15,504
Jul 25	$13,594	$12,224	$15,603
Aug 25	$13,747	$12,371	$15,773
Sep 25	$13,867	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.23%	2.19%	3.32%
Investor C Shares (with sales charge)...
	4.23	2.19	3.32
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,254,748,393
Holdings Count | Holding	2,118
Advisory Fees Paid, Amount	$ 5,542,022
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202259
Shareholder Report [Line Items]
Fund Name	BlackRock Income Fund
Class Name	Class K Shares
Trading Symbol	BMSKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 6.45%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,095	$10,032	$10,125
Nov 15	$9,987	$9,995	$10,058
Dec 15	$9,900	$9,945	$9,921
Jan 16	$9,865	$10,055	$9,901
Feb 16	$9,879	$10,127	$9,950
Mar 16	$10,090	$10,251	$10,232
Apr 16	$10,269	$10,321	$10,422
May 16	$10,329	$10,329	$10,467
Jun 16	$10,315	$10,511	$10,591
Jul 16	$10,480	$10,597	$10,763
Aug 16	$10,570	$10,609	$10,868
Sep 16	$10,610	$10,611	$10,908
Oct 16	$10,617	$10,541	$10,915
Nov 16	$10,538	$10,304	$10,784
Dec 16	$10,667	$10,334	$10,877
Jan 17	$10,761	$10,371	$10,982
Feb 17	$10,872	$10,451	$11,082
Mar 17	$10,890	$10,447	$11,093
Apr 17	$11,002	$10,534	$11,198
May 17	$11,074	$10,615	$11,273
Jun 17	$11,088	$10,606	$11,267
Jul 17	$11,191	$10,659	$11,353
Aug 17	$11,229	$10,751	$11,428
Sep 17	$11,265	$10,713	$11,442
Oct 17	$11,336	$10,726	$11,498
Nov 17	$11,329	$10,710	$11,483
Dec 17	$11,378	$10,757	$11,523
Jan 18	$11,494	$10,654	$11,537
Feb 18	$11,399	$10,553	$11,468
Mar 18	$11,352	$10,606	$11,474
Apr 18	$11,395	$10,535	$11,451
May 18	$11,391	$10,592	$11,435
Jun 18	$11,364	$10,577	$11,410
Jul 18	$11,476	$10,599	$11,519
Aug 18	$11,512	$10,651	$11,502
Sep 18	$11,554	$10,606	$11,576
Oct 18	$11,461	$10,517	$11,503
Nov 18	$11,392	$10,564	$11,465
Dec 18	$11,260	$10,730	$11,435
Jan 19	$11,587	$10,878	$11,739
Feb 19	$11,711	$10,889	$11,874
Mar 19	$11,830	$11,086	$11,981
Apr 19	$11,946	$11,102	$12,088
May 19	$11,981	$11,272	$12,132
Jun 19	$12,158	$11,431	$12,323
Jul 19	$12,230	$11,465	$12,409
Aug 19	$12,360	$11,725	$12,436
Sep 19	$12,394	$11,674	$12,469
Oct 19	$12,432	$11,712	$12,505
Nov 19	$12,468	$11,709	$12,531
Dec 19	$12,616	$11,727	$12,676
Jan 20	$12,698	$11,937	$12,833
Feb 20	$12,645	$12,116	$12,800
Mar 20	$11,321	$11,879	$11,505
Apr 20	$11,861	$12,117	$11,914
May 20	$12,268	$12,230	$12,321
Jun 20	$12,450	$12,332	$12,557
Jul 20	$12,847	$12,549	$12,843
Aug 20	$12,954	$12,477	$12,970
Sep 20	$12,884	$12,454	$12,938
Oct 20	$12,903	$12,410	$12,944
Nov 20	$13,317	$12,572	$13,273
Dec 20	$13,493	$12,615	$13,458
Jan 21	$13,499	$12,536	$13,494
Feb 21	$13,587	$12,374	$13,475
Mar 21	$13,602	$12,230	$13,405
Apr 21	$13,680	$12,333	$13,523
May 21	$13,732	$12,380	$13,610
Jun 21	$13,795	$12,470	$13,686
Jul 21	$13,732	$12,595	$13,728
Aug 21	$13,812	$12,587	$13,788
Sep 21	$13,669	$12,479	$13,736
Oct 21	$13,482	$12,469	$13,698
Nov 21	$13,412	$12,484	$13,622
Dec 21	$13,478	$12,476	$13,708
Jan 22	$13,250	$12,202	$13,532
Feb 22	$13,004	$12,036	$13,228
Mar 22	$12,907	$11,713	$13,029
Apr 22	$12,620	$11,276	$12,779
May 22	$12,481	$11,338	$12,674
Jun 22	$12,045	$11,112	$12,263
Jul 22	$12,349	$11,391	$12,555
Aug 22	$12,230	$11,095	$12,492
Sep 22	$11,780	$10,617	$12,063
Oct 22	$11,817	$10,500	$12,042
Nov 22	$12,191	$10,892	$12,445
Dec 22	$12,219	$10,855	$12,509
Jan 23	$12,595	$11,192	$12,890
Feb 23	$12,404	$10,917	$12,752
Mar 23	$12,493	$11,173	$12,827
Apr 23	$12,572	$11,241	$12,928
May 23	$12,491	$11,124	$12,868
Jun 23	$12,583	$11,107	$13,017
Jul 23	$12,693	$11,118	$13,155
Aug 23	$12,718	$11,051	$13,172
Sep 23	$12,608	$10,788	$13,104
Oct 23	$12,500	$10,625	$13,005
Nov 23	$12,997	$11,104	$13,416
Dec 23	$13,368	$11,525	$13,804
Jan 24	$13,453	$11,497	$13,877
Feb 24	$13,384	$11,360	$13,938
Mar 24	$13,530	$11,471	$14,088
Apr 24	$13,370	$11,203	$13,994
May 24	$13,563	$11,389	$14,174
Jun 24	$13,662	$11,493	$14,276
Jul 24	$13,902	$11,754	$14,491
Aug 24	$14,067	$11,927	$14,684
Sep 24	$14,229	$12,090	$14,869
Oct 24	$14,096	$11,816	$14,798
Nov 24	$14,208	$11,940	$14,933
Dec 24	$14,181	$11,760	$14,907
Jan 25	$14,277	$11,831	$15,039
Feb 25	$14,416	$12,075	$15,190
Mar 25	$14,402	$12,073	$15,154
Apr 25	$14,438	$12,115	$15,169
May 25	$14,574	$12,054	$15,306
Jun 25	$14,772	$12,242	$15,504
Jul 25	$14,841	$12,224	$15,603
Aug 25	$15,012	$12,371	$15,773
Sep 25	$15,147	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.45%	3.29%	4.24%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 1,254,748,393
Holdings Count | Holding	2,118
Advisory Fees Paid, Amount	$ 5,542,022
InvestmentCompanyPortfolioTurnover	403.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

C000202282
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Institutional Shares
Trading Symbol	BFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 4.88%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,003	$10,002	$9,998
Nov 15	$9,986	$9,975	$9,978
Dec 15	$9,971	$9,943	$9,965
Jan 16	$10,007	$10,080	$10,017
Feb 16	$10,000	$10,151	$10,028
Mar 16	$10,036	$10,244	$10,063
Apr 16	$10,060	$10,284	$10,076
May 16	$10,064	$10,286	$10,070
Jun 16	$10,120	$10,471	$10,129
Jul 16	$10,135	$10,537	$10,132
Aug 16	$10,139	$10,525	$10,121
Sep 16	$10,163	$10,519	$10,132
Oct 16	$10,158	$10,439	$10,128
Nov 16	$10,131	$10,192	$10,086
Dec 16	$10,158	$10,206	$10,093
Jan 17	$10,186	$10,226	$10,111
Feb 17	$10,224	$10,295	$10,128
Mar 17	$10,231	$10,290	$10,133
Apr 17	$10,259	$10,369	$10,150
May 17	$10,288	$10,449	$10,167
Jun 17	$10,295	$10,438	$10,163
Jul 17	$10,336	$10,483	$10,190
Aug 17	$10,356	$10,577	$10,210
Sep 17	$10,354	$10,527	$10,198
Oct 17	$10,364	$10,533	$10,196
Nov 17	$10,351	$10,519	$10,176
Dec 17	$10,359	$10,568	$10,180
Jan 18	$10,356	$10,446	$10,154
Feb 18	$10,341	$10,347	$10,145
Mar 18	$10,350	$10,413	$10,161
Apr 18	$10,349	$10,336	$10,151
May 18	$10,371	$10,410	$10,189
Jun 18	$10,370	$10,397	$10,190
Jul 18	$10,393	$10,399	$10,197
Aug 18	$10,426	$10,466	$10,232
Sep 18	$10,426	$10,399	$10,226
Oct 18	$10,427	$10,317	$10,238
Nov 18	$10,428	$10,378	$10,267
Dec 18	$10,474	$10,569	$10,346
Jan 19	$10,543	$10,681	$10,385
Feb 19	$10,578	$10,675	$10,403
Mar 19	$10,660	$10,880	$10,472
Apr 19	$10,696	$10,883	$10,497
May 19	$10,744	$11,076	$10,567
Jun 19	$10,824	$11,215	$10,627
Jul 19	$10,825	$11,240	$10,623
Aug 19	$10,905	$11,531	$10,707
Sep 19	$10,905	$11,470	$10,702
Oct 19	$10,938	$11,504	$10,739
Nov 19	$10,936	$11,498	$10,740
Dec 19	$10,969	$11,490	$10,766
Jan 20	$11,035	$11,711	$10,826
Feb 20	$11,078	$11,922	$10,911
Mar 20	$10,632	$11,852	$10,938
Apr 20	$10,859	$12,063	$11,008
May 20	$11,006	$12,119	$11,046
Jun 20	$11,106	$12,195	$11,071
Jul 20	$11,194	$12,377	$11,094
Aug 20	$11,225	$12,277	$11,099
Sep 20	$11,232	$12,271	$11,101
Oct 20	$11,249	$12,216	$11,103
Nov 20	$11,311	$12,336	$11,116
Dec 20	$11,349	$12,353	$11,127
Jan 21	$11,363	$12,264	$11,130
Feb 21	$11,375	$12,087	$11,124
Mar 21	$11,375	$11,936	$11,124
Apr 21	$11,398	$12,030	$11,133
May 21	$11,410	$12,070	$11,145
Jun 21	$11,398	$12,155	$11,130
Jul 21	$11,387	$12,290	$11,149
Aug 21	$11,410	$12,267	$11,149
Sep 21	$11,397	$12,161	$11,140
Oct 21	$11,349	$12,157	$11,106
Nov 21	$11,314	$12,193	$11,098
Dec 21	$11,320	$12,162	$11,079
Jan 22	$11,214	$11,900	$11,003
Feb 22	$11,120	$11,767	$10,946
Mar 22	$10,971	$11,441	$10,789
Apr 22	$10,881	$11,006	$10,734
May 22	$10,923	$11,077	$10,796
Jun 22	$10,776	$10,904	$10,721
Jul 22	$10,882	$11,170	$10,775
Aug 22	$10,822	$10,854	$10,696
Sep 22	$10,644	$10,385	$10,568
Oct 22	$10,600	$10,251	$10,554
Nov 22	$10,724	$10,628	$10,638
Dec 22	$10,786	$10,580	$10,663
Jan 23	$10,916	$10,905	$10,745
Feb 23	$10,837	$10,623	$10,670
Mar 23	$10,983	$10,893	$10,821
Apr 23	$11,018	$10,959	$10,859
May 23	$10,993	$10,840	$10,826
Jun 23	$10,955	$10,801	$10,784
Jul 23	$11,018	$10,794	$10,831
Aug 23	$11,069	$10,725	$10,871
Sep 23	$11,045	$10,452	$10,869
Oct 23	$11,061	$10,287	$10,902
Nov 23	$11,240	$10,753	$11,026
Dec 23	$11,408	$11,165	$11,156
Jan 24	$11,462	$11,134	$11,203
Feb 24	$11,438	$10,977	$11,164
Mar 24	$11,494	$11,078	$11,207
Apr 24	$11,463	$10,798	$11,174
May 24	$11,560	$10,981	$11,255
Jun 24	$11,629	$11,085	$11,317
Jul 24	$11,778	$11,344	$11,450
Aug 24	$11,888	$11,507	$11,554
Sep 24	$11,998	$11,661	$11,650
Oct 24	$11,924	$11,372	$11,587
Nov 24	$11,968	$11,493	$11,625
Dec 24	$12,000	$11,304	$11,652
Jan 25	$12,071	$11,364	$11,705
Feb 25	$12,153	$11,614	$11,786
Mar 25	$12,186	$11,619	$11,839
Apr 25	$12,272	$11,664	$11,925
May 25	$12,293	$11,581	$11,913
Jun 25	$12,408	$11,759	$11,988
Jul 25	$12,417	$11,728	$11,988
Aug 25	$12,535	$11,868	$12,092
Sep 25	$12,583	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.88%	2.30%	2.32%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202280
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A Shares
Trading Symbol	BLDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 4.73%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,775	$10,002	$9,998
Nov 15	$9,766	$9,975	$9,978
Dec 15	$9,738	$9,943	$9,965
Jan 16	$9,781	$10,080	$10,017
Feb 16	$9,762	$10,151	$10,028
Mar 16	$9,804	$10,244	$10,063
Apr 16	$9,825	$10,284	$10,076
May 16	$9,815	$10,286	$10,070
Jun 16	$9,868	$10,471	$10,129
Jul 16	$9,879	$10,537	$10,132
Aug 16	$9,880	$10,525	$10,121
Sep 16	$9,901	$10,519	$10,132
Oct 16	$9,904	$10,439	$10,128
Nov 16	$9,875	$10,192	$10,086
Dec 16	$9,900	$10,206	$10,093
Jan 17	$9,925	$10,226	$10,111
Feb 17	$9,950	$10,295	$10,128
Mar 17	$9,954	$10,290	$10,133
Apr 17	$9,979	$10,369	$10,150
May 17	$10,016	$10,449	$10,167
Jun 17	$10,021	$10,438	$10,163
Jul 17	$10,059	$10,483	$10,190
Aug 17	$10,076	$10,577	$10,210
Sep 17	$10,072	$10,527	$10,198
Oct 17	$10,079	$10,533	$10,196
Nov 17	$10,064	$10,519	$10,176
Dec 17	$10,070	$10,568	$10,180
Jan 18	$10,065	$10,446	$10,154
Feb 18	$10,049	$10,347	$10,145
Mar 18	$10,045	$10,413	$10,161
Apr 18	$10,052	$10,336	$10,151
May 18	$10,072	$10,410	$10,189
Jun 18	$10,069	$10,397	$10,190
Jul 18	$10,077	$10,399	$10,197
Aug 18	$10,118	$10,466	$10,232
Sep 18	$10,116	$10,399	$10,226
Oct 18	$10,104	$10,317	$10,238
Nov 18	$10,113	$10,378	$10,267
Dec 18	$10,156	$10,569	$10,346
Jan 19	$10,221	$10,681	$10,385
Feb 19	$10,253	$10,675	$10,403
Mar 19	$10,320	$10,880	$10,472
Apr 19	$10,352	$10,883	$10,497
May 19	$10,407	$11,076	$10,567
Jun 19	$10,482	$11,215	$10,627
Jul 19	$10,482	$11,240	$10,623
Aug 19	$10,557	$11,531	$10,707
Sep 19	$10,543	$11,470	$10,702
Oct 19	$10,584	$11,504	$10,739
Nov 19	$10,580	$11,498	$10,740
Dec 19	$10,610	$11,490	$10,766
Jan 20	$10,660	$11,711	$10,826
Feb 20	$10,711	$11,922	$10,911
Mar 20	$10,277	$11,852	$10,938
Apr 20	$10,483	$12,063	$11,008
May 20	$10,623	$12,119	$11,046
Jun 20	$10,728	$12,195	$11,071
Jul 20	$10,800	$12,377	$11,094
Aug 20	$10,839	$12,277	$11,099
Sep 20	$10,843	$12,271	$11,101
Oct 20	$10,847	$12,216	$11,103
Nov 20	$10,916	$12,336	$11,116
Dec 20	$10,950	$12,353	$11,127
Jan 21	$10,961	$12,264	$11,130
Feb 21	$10,970	$12,087	$11,124
Mar 21	$10,968	$11,936	$11,124
Apr 21	$10,988	$12,030	$11,133
May 21	$10,997	$12,070	$11,145
Jun 21	$10,972	$12,155	$11,130
Jul 21	$10,971	$12,290	$11,149
Aug 21	$10,979	$12,267	$11,149
Sep 21	$10,976	$12,161	$11,140
Oct 21	$10,916	$12,157	$11,106
Nov 21	$10,891	$12,193	$11,098
Dec 21	$10,895	$12,162	$11,079
Jan 22	$10,790	$11,900	$11,003
Feb 22	$10,698	$11,767	$10,946
Mar 22	$10,541	$11,441	$10,789
Apr 22	$10,464	$11,006	$10,734
May 22	$10,490	$11,077	$10,796
Jun 22	$10,358	$10,904	$10,721
Jul 22	$10,447	$11,170	$10,775
Aug 22	$10,387	$10,854	$10,696
Sep 22	$10,213	$10,385	$10,568
Oct 22	$10,180	$10,251	$10,554
Nov 22	$10,298	$10,628	$10,638
Dec 22	$10,354	$10,580	$10,663
Jan 23	$10,477	$10,905	$10,745
Feb 23	$10,400	$10,623	$10,670
Mar 23	$10,526	$10,893	$10,821
Apr 23	$10,569	$10,959	$10,859
May 23	$10,543	$10,840	$10,826
Jun 23	$10,504	$10,801	$10,784
Jul 23	$10,562	$10,794	$10,831
Aug 23	$10,609	$10,725	$10,871
Sep 23	$10,584	$10,452	$10,869
Oct 23	$10,597	$10,287	$10,902
Nov 23	$10,766	$10,753	$11,026
Dec 23	$10,912	$11,165	$11,156
Jan 24	$10,974	$11,134	$11,203
Feb 24	$10,949	$10,977	$11,164
Mar 24	$11,001	$11,078	$11,207
Apr 24	$10,969	$10,798	$11,174
May 24	$11,059	$10,981	$11,255
Jun 24	$11,123	$11,085	$11,317
Jul 24	$11,250	$11,344	$11,450
Aug 24	$11,366	$11,507	$11,554
Sep 24	$11,455	$11,661	$11,650
Oct 24	$11,395	$11,372	$11,587
Nov 24	$11,435	$11,493	$11,625
Dec 24	$11,463	$11,304	$11,652
Jan 25	$11,516	$11,364	$11,705
Feb 25	$11,604	$11,614	$11,786
Mar 25	$11,633	$11,619	$11,839
Apr 25	$11,714	$11,664	$11,925
May 25	$11,731	$11,581	$11,913
Jun 25	$11,826	$11,759	$11,988
Jul 25	$11,844	$11,728	$11,988
Aug 25	$11,954	$11,868	$12,092
Sep 25	$11,997	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.73%	2.04%	2.07%
Investor A Shares (with sales charge)...
	2.38	1.58	1.84
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202286
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor A1 Shares
Trading Symbol	CMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$51	0.50%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A1 Shares returned 4.89%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A1 Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,002	$10,002	$9,998
Nov 15	$9,994	$9,975	$9,978
Dec 15	$9,967	$9,943	$9,965
Jan 16	$10,013	$10,080	$10,017
Feb 16	$9,994	$10,151	$10,028
Mar 16	$10,039	$10,244	$10,063
Apr 16	$10,062	$10,284	$10,076
May 16	$10,054	$10,286	$10,070
Jun 16	$10,109	$10,471	$10,129
Jul 16	$10,123	$10,537	$10,132
Aug 16	$10,125	$10,525	$10,121
Sep 16	$10,148	$10,519	$10,132
Oct 16	$10,152	$10,439	$10,128
Nov 16	$10,125	$10,192	$10,086
Dec 16	$10,151	$10,206	$10,093
Jan 17	$10,178	$10,226	$10,111
Feb 17	$10,205	$10,295	$10,128
Mar 17	$10,211	$10,290	$10,133
Apr 17	$10,238	$10,369	$10,150
May 17	$10,276	$10,449	$10,167
Jun 17	$10,283	$10,438	$10,163
Jul 17	$10,323	$10,483	$10,190
Aug 17	$10,342	$10,577	$10,210
Sep 17	$10,339	$10,527	$10,198
Oct 17	$10,348	$10,533	$10,196
Nov 17	$10,323	$10,519	$10,176
Dec 17	$10,341	$10,568	$10,180
Jan 18	$10,337	$10,446	$10,154
Feb 18	$10,311	$10,347	$10,145
Mar 18	$10,319	$10,413	$10,161
Apr 18	$10,328	$10,336	$10,151
May 18	$10,349	$10,410	$10,189
Jun 18	$10,337	$10,397	$10,190
Jul 18	$10,358	$10,399	$10,197
Aug 18	$10,401	$10,466	$10,232
Sep 18	$10,400	$10,399	$10,226
Oct 18	$10,388	$10,317	$10,238
Nov 18	$10,400	$10,378	$10,267
Dec 18	$10,434	$10,569	$10,346
Jan 19	$10,513	$10,681	$10,385
Feb 19	$10,547	$10,675	$10,403
Mar 19	$10,617	$10,880	$10,472
Apr 19	$10,652	$10,883	$10,497
May 19	$10,709	$11,076	$10,567
Jun 19	$10,777	$11,215	$10,627
Jul 19	$10,778	$11,240	$10,623
Aug 19	$10,868	$11,531	$10,707
Sep 19	$10,855	$11,470	$10,702
Oct 19	$10,887	$11,504	$10,739
Nov 19	$10,896	$11,498	$10,740
Dec 19	$10,928	$11,490	$10,766
Jan 20	$10,981	$11,711	$10,826
Feb 20	$11,034	$11,922	$10,911
Mar 20	$10,578	$11,852	$10,938
Apr 20	$10,803	$12,063	$11,008
May 20	$10,948	$12,119	$11,046
Jun 20	$11,058	$12,195	$11,071
Jul 20	$11,134	$12,377	$11,094
Aug 20	$11,175	$12,277	$11,099
Sep 20	$11,169	$12,271	$11,101
Oct 20	$11,186	$12,216	$11,103
Nov 20	$11,247	$12,336	$11,116
Dec 20	$11,295	$12,353	$11,127
Jan 21	$11,307	$12,264	$11,130
Feb 21	$11,318	$12,087	$11,124
Mar 21	$11,318	$11,936	$11,124
Apr 21	$11,328	$12,030	$11,133
May 21	$11,339	$12,070	$11,145
Jun 21	$11,327	$12,155	$11,130
Jul 21	$11,326	$12,290	$11,149
Aug 21	$11,336	$12,267	$11,149
Sep 21	$11,334	$12,161	$11,140
Oct 21	$11,274	$12,157	$11,106
Nov 21	$11,249	$12,193	$11,098
Dec 21	$11,244	$12,162	$11,079
Jan 22	$11,149	$11,900	$11,003
Feb 22	$11,054	$11,767	$10,946
Mar 22	$10,894	$11,441	$10,789
Apr 22	$10,804	$11,006	$10,734
May 22	$10,844	$11,077	$10,796
Jun 22	$10,697	$10,904	$10,721
Jul 22	$10,802	$11,170	$10,775
Aug 22	$10,742	$10,854	$10,696
Sep 22	$10,564	$10,385	$10,568
Oct 22	$10,531	$10,251	$10,554
Nov 22	$10,642	$10,628	$10,638
Dec 22	$10,702	$10,580	$10,663
Jan 23	$10,830	$10,905	$10,745
Feb 23	$10,763	$10,623	$10,670
Mar 23	$10,895	$10,893	$10,821
Apr 23	$10,941	$10,959	$10,859
May 23	$10,903	$10,840	$10,826
Jun 23	$10,865	$10,801	$10,784
Jul 23	$10,938	$10,794	$10,831
Aug 23	$10,988	$10,725	$10,871
Sep 23	$10,963	$10,452	$10,869
Oct 23	$10,966	$10,287	$10,902
Nov 23	$11,155	$10,753	$11,026
Dec 23	$11,308	$11,165	$11,156
Jan 24	$11,373	$11,134	$11,203
Feb 24	$11,349	$10,977	$11,164
Mar 24	$11,404	$11,078	$11,207
Apr 24	$11,372	$10,798	$11,174
May 24	$11,454	$10,981	$11,255
Jun 24	$11,522	$11,085	$11,317
Jul 24	$11,668	$11,344	$11,450
Aug 24	$11,776	$11,507	$11,554
Sep 24	$11,883	$11,661	$11,650
Oct 24	$11,810	$11,372	$11,587
Nov 24	$11,865	$11,493	$11,625
Dec 24	$11,896	$11,304	$11,652
Jan 25	$11,952	$11,364	$11,705
Feb 25	$12,032	$11,614	$11,786
Mar 25	$12,077	$11,619	$11,839
Apr 25	$12,149	$11,664	$11,925
May 25	$12,182	$11,581	$11,913
Jun 25	$12,281	$11,759	$11,988
Jul 25	$12,289	$11,728	$11,988
Aug 25	$12,418	$11,868	$12,092
Sep 25	$12,464	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares ...
	4.89%	2.22%	2.23%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202281
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Investor C Shares
Trading Symbol	BLDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$143	1.40%

Expenses Paid, Amount	$ 143
Expense Ratio, Percent	1.40%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 3.95%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,994	$10,002	$9,998
Nov 15	$9,968	$9,975	$9,978
Dec 15	$9,944	$9,943	$9,965
Jan 16	$9,971	$10,080	$10,017
Feb 16	$9,956	$10,151	$10,028
Mar 16	$9,993	$10,244	$10,063
Apr 16	$9,997	$10,284	$10,076
May 16	$9,992	$10,286	$10,070
Jun 16	$10,039	$10,471	$10,129
Jul 16	$10,045	$10,537	$10,132
Aug 16	$10,039	$10,525	$10,121
Sep 16	$10,054	$10,519	$10,132
Oct 16	$10,040	$10,439	$10,128
Nov 16	$10,005	$10,192	$10,086
Dec 16	$10,024	$10,206	$10,093
Jan 17	$10,043	$10,226	$10,111
Feb 17	$10,073	$10,295	$10,128
Mar 17	$10,071	$10,290	$10,133
Apr 17	$10,090	$10,369	$10,150
May 17	$10,110	$10,449	$10,167
Jun 17	$10,109	$10,438	$10,163
Jul 17	$10,141	$10,483	$10,190
Aug 17	$10,162	$10,577	$10,210
Sep 17	$10,152	$10,527	$10,198
Oct 17	$10,143	$10,533	$10,196
Nov 17	$10,121	$10,519	$10,176
Dec 17	$10,131	$10,568	$10,180
Jan 18	$10,119	$10,446	$10,154
Feb 18	$10,087	$10,347	$10,145
Mar 18	$10,087	$10,413	$10,161
Apr 18	$10,078	$10,336	$10,151
May 18	$10,101	$10,410	$10,189
Jun 18	$10,082	$10,397	$10,190
Jul 18	$10,094	$10,399	$10,197
Aug 18	$10,118	$10,466	$10,232
Sep 18	$10,109	$10,399	$10,226
Oct 18	$10,102	$10,317	$10,238
Nov 18	$10,094	$10,378	$10,267
Dec 18	$10,130	$10,569	$10,346
Jan 19	$10,199	$10,681	$10,385
Feb 19	$10,215	$10,675	$10,403
Mar 19	$10,286	$10,880	$10,472
Apr 19	$10,312	$10,883	$10,497
May 19	$10,360	$11,076	$10,567
Jun 19	$10,418	$11,215	$10,627
Jul 19	$10,410	$11,240	$10,623
Aug 19	$10,489	$11,531	$10,707
Sep 19	$10,469	$11,470	$10,702
Oct 19	$10,492	$11,504	$10,739
Nov 19	$10,482	$11,498	$10,740
Dec 19	$10,505	$11,490	$10,766
Jan 20	$10,559	$11,711	$10,826
Feb 20	$10,592	$11,922	$10,911
Mar 20	$10,156	$11,852	$10,938
Apr 20	$10,364	$12,063	$11,008
May 20	$10,496	$12,119	$11,046
Jun 20	$10,583	$12,195	$11,071
Jul 20	$10,658	$12,377	$11,094
Aug 20	$10,690	$12,277	$11,099
Sep 20	$10,676	$12,271	$11,101
Oct 20	$10,684	$12,216	$11,103
Nov 20	$10,734	$12,336	$11,116
Dec 20	$10,761	$12,353	$11,127
Jan 21	$10,776	$12,264	$11,130
Feb 21	$10,768	$12,087	$11,124
Mar 21	$10,759	$11,936	$11,124
Apr 21	$10,772	$12,030	$11,133
May 21	$10,774	$12,070	$11,145
Jun 21	$10,754	$12,155	$11,130
Jul 21	$10,745	$12,290	$11,149
Aug 21	$10,747	$12,267	$11,149
Sep 21	$10,737	$12,161	$11,140
Oct 21	$10,672	$12,157	$11,106
Nov 21	$10,629	$12,193	$11,098
Dec 21	$10,627	$12,162	$11,079
Jan 22	$10,529	$11,900	$11,003
Feb 22	$10,421	$11,767	$10,946
Mar 22	$10,273	$11,441	$10,789
Apr 22	$10,180	$11,006	$10,734
May 22	$10,211	$11,077	$10,796
Jun 22	$10,065	$10,904	$10,721
Jul 22	$10,156	$11,170	$10,775
Aug 22	$10,091	$10,854	$10,696
Sep 22	$9,916	$10,385	$10,568
Oct 22	$9,878	$10,251	$10,554
Nov 22	$9,975	$10,628	$10,638
Dec 22	$10,023	$10,580	$10,663
Jan 23	$10,136	$10,905	$10,745
Feb 23	$10,055	$10,623	$10,670
Mar 23	$10,182	$10,893	$10,821
Apr 23	$10,217	$10,959	$10,859
May 23	$10,174	$10,840	$10,826
Jun 23	$10,130	$10,801	$10,784
Jul 23	$10,192	$10,794	$10,831
Aug 23	$10,219	$10,725	$10,871
Sep 23	$10,199	$10,452	$10,869
Oct 23	$10,212	$10,287	$10,902
Nov 23	$10,375	$10,753	$11,026
Dec 23	$10,516	$11,165	$11,156
Jan 24	$10,576	$11,134	$11,203
Feb 24	$10,552	$10,977	$11,164
Mar 24	$10,601	$11,078	$11,207
Apr 24	$10,570	$10,798	$11,174
May 24	$10,657	$10,981	$11,255
Jun 24	$10,719	$11,085	$11,317
Jul 24	$10,842	$11,344	$11,450
Aug 24	$10,953	$11,507	$11,554
Sep 24	$11,040	$11,661	$11,650
Oct 24	$10,982	$11,372	$11,587
Nov 24	$11,020	$11,493	$11,625
Dec 24	$11,046	$11,304	$11,652
Jan 25	$11,098	$11,364	$11,705
Feb 25	$11,183	$11,614	$11,786
Mar 25	$11,211	$11,619	$11,839
Apr 25	$11,288	$11,664	$11,925
May 25	$11,305	$11,581	$11,913
Jun 25	$11,396	$11,759	$11,988
Jul 25	$11,415	$11,728	$11,988
Aug 25	$11,520	$11,868	$12,092
Sep 25	$11,562	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	3.95%	1.30%	1.46%
Investor C Shares (with sales charge)...
	2.95	1.30	1.46
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202284
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class K Shares
Trading Symbol	CLDBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$36	0.35%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 4.93%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,004	$10,002	$9,998
Nov 15	$9,987	$9,975	$9,978
Dec 15	$9,972	$9,943	$9,965
Jan 16	$10,009	$10,080	$10,017
Feb 16	$10,002	$10,151	$10,028
Mar 16	$10,049	$10,244	$10,063
Apr 16	$10,063	$10,284	$10,076
May 16	$10,067	$10,286	$10,070
Jun 16	$10,124	$10,471	$10,129
Jul 16	$10,139	$10,537	$10,132
Aug 16	$10,144	$10,525	$10,121
Sep 16	$10,168	$10,519	$10,132
Oct 16	$10,163	$10,439	$10,128
Nov 16	$10,137	$10,192	$10,086
Dec 16	$10,165	$10,206	$10,093
Jan 17	$10,203	$10,226	$10,111
Feb 17	$10,232	$10,295	$10,128
Mar 17	$10,239	$10,290	$10,133
Apr 17	$10,267	$10,369	$10,150
May 17	$10,296	$10,449	$10,167
Jun 17	$10,304	$10,438	$10,163
Jul 17	$10,346	$10,483	$10,190
Aug 17	$10,377	$10,577	$10,210
Sep 17	$10,375	$10,527	$10,198
Oct 17	$10,375	$10,533	$10,196
Nov 17	$10,362	$10,519	$10,176
Dec 17	$10,381	$10,568	$10,180
Jan 18	$10,378	$10,446	$10,154
Feb 18	$10,353	$10,347	$10,145
Mar 18	$10,363	$10,413	$10,161
Apr 18	$10,362	$10,336	$10,151
May 18	$10,385	$10,410	$10,189
Jun 18	$10,384	$10,397	$10,190
Jul 18	$10,407	$10,399	$10,197
Aug 18	$10,440	$10,466	$10,232
Sep 18	$10,441	$10,399	$10,226
Oct 18	$10,442	$10,317	$10,238
Nov 18	$10,443	$10,378	$10,267
Dec 18	$10,490	$10,569	$10,346
Jan 19	$10,571	$10,681	$10,385
Feb 19	$10,595	$10,675	$10,403
Mar 19	$10,678	$10,880	$10,472
Apr 19	$10,714	$10,883	$10,497
May 19	$10,774	$11,076	$10,567
Jun 19	$10,843	$11,215	$10,627
Jul 19	$10,845	$11,240	$10,623
Aug 19	$10,926	$11,531	$10,707
Sep 19	$10,926	$11,470	$10,702
Oct 19	$10,959	$11,504	$10,739
Nov 19	$10,958	$11,498	$10,740
Dec 19	$10,992	$11,490	$10,766
Jan 20	$11,058	$11,711	$10,826
Feb 20	$11,102	$11,922	$10,911
Mar 20	$10,654	$11,852	$10,938
Apr 20	$10,882	$12,063	$11,008
May 20	$11,031	$12,119	$11,046
Jun 20	$11,131	$12,195	$11,071
Jul 20	$11,220	$12,377	$11,094
Aug 20	$11,252	$12,277	$11,099
Sep 20	$11,259	$12,271	$11,101
Oct 20	$11,277	$12,216	$11,103
Nov 20	$11,340	$12,336	$11,116
Dec 20	$11,378	$12,353	$11,127
Jan 21	$11,404	$12,264	$11,130
Feb 21	$11,405	$12,087	$11,124
Mar 21	$11,405	$11,936	$11,124
Apr 21	$11,429	$12,030	$11,133
May 21	$11,442	$12,070	$11,145
Jun 21	$11,430	$12,155	$11,130
Jul 21	$11,431	$12,290	$11,149
Aug 21	$11,443	$12,267	$11,149
Sep 21	$11,442	$12,161	$11,140
Oct 21	$11,383	$12,157	$11,106
Nov 21	$11,347	$12,193	$11,098
Dec 21	$11,355	$12,162	$11,079
Jan 22	$11,260	$11,900	$11,003
Feb 22	$11,154	$11,767	$10,946
Mar 22	$11,005	$11,441	$10,789
Apr 22	$10,916	$11,006	$10,734
May 22	$10,958	$11,077	$10,796
Jun 22	$10,810	$10,904	$10,721
Jul 22	$10,918	$11,170	$10,775
Aug 22	$10,858	$10,854	$10,696
Sep 22	$10,679	$10,385	$10,568
Oct 22	$10,647	$10,251	$10,554
Nov 22	$10,761	$10,628	$10,638
Dec 22	$10,823	$10,580	$10,663
Jan 23	$10,954	$10,905	$10,745
Feb 23	$10,875	$10,623	$10,670
Mar 23	$11,022	$10,893	$10,821
Apr 23	$11,070	$10,959	$10,859
May 23	$11,033	$10,840	$10,826
Jun 23	$10,996	$10,801	$10,784
Jul 23	$11,072	$10,794	$10,831
Aug 23	$11,111	$10,725	$10,871
Sep 23	$11,087	$10,452	$10,869
Oct 23	$11,104	$10,287	$10,902
Nov 23	$11,297	$10,753	$11,026
Dec 23	$11,453	$11,165	$11,156
Jan 24	$11,521	$11,134	$11,203
Feb 24	$11,485	$10,977	$11,164
Mar 24	$11,554	$11,078	$11,207
Apr 24	$11,523	$10,798	$11,174
May 24	$11,608	$10,981	$11,255
Jun 24	$11,678	$11,085	$11,317
Jul 24	$11,828	$11,344	$11,450
Aug 24	$11,940	$11,507	$11,554
Sep 24	$12,050	$11,661	$11,650
Oct 24	$11,977	$11,372	$11,587
Nov 24	$12,034	$11,493	$11,625
Dec 24	$12,053	$11,304	$11,652
Jan 25	$12,126	$11,364	$11,705
Feb 25	$12,208	$11,614	$11,786
Mar 25	$12,255	$11,619	$11,839
Apr 25	$12,330	$11,664	$11,925
May 25	$12,364	$11,581	$11,913
Jun 25	$12,467	$11,759	$11,988
Jul 25	$12,477	$11,728	$11,988
Aug 25	$12,595	$11,868	$12,092
Sep 25	$12,644	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	4.93%	2.35%	2.37%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202283
Shareholder Report [Line Items]
Fund Name	BlackRock Low Duration Bond Portfolio
Class Name	Class R Shares
Trading Symbol	BLDPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$92	0.90%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 4.47%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,998	$10,002	$9,998
Nov 15	$9,987	$9,975	$9,978
Dec 15	$9,956	$9,943	$9,965
Jan 16	$9,998	$10,080	$10,017
Feb 16	$9,976	$10,151	$10,028
Mar 16	$10,017	$10,244	$10,063
Apr 16	$10,036	$10,284	$10,076
May 16	$10,024	$10,286	$10,070
Jun 16	$10,076	$10,471	$10,129
Jul 16	$10,085	$10,537	$10,132
Aug 16	$10,084	$10,525	$10,121
Sep 16	$10,104	$10,519	$10,132
Oct 16	$10,104	$10,439	$10,128
Nov 16	$10,073	$10,192	$10,086
Dec 16	$10,096	$10,206	$10,093
Jan 17	$10,119	$10,226	$10,111
Feb 17	$10,143	$10,295	$10,128
Mar 17	$10,145	$10,290	$10,133
Apr 17	$10,169	$10,369	$10,150
May 17	$10,204	$10,449	$10,167
Jun 17	$10,207	$10,438	$10,163
Jul 17	$10,243	$10,483	$10,190
Aug 17	$10,258	$10,577	$10,210
Sep 17	$10,252	$10,527	$10,198
Oct 17	$10,258	$10,533	$10,196
Nov 17	$10,229	$10,519	$10,176
Dec 17	$10,244	$10,568	$10,180
Jan 18	$10,236	$10,446	$10,154
Feb 18	$10,207	$10,347	$10,145
Mar 18	$10,212	$10,413	$10,161
Apr 18	$10,207	$10,336	$10,151
May 18	$10,235	$10,410	$10,189
Jun 18	$10,219	$10,397	$10,190
Jul 18	$10,237	$10,399	$10,197
Aug 18	$10,276	$10,466	$10,232
Sep 18	$10,271	$10,399	$10,226
Oct 18	$10,257	$10,317	$10,238
Nov 18	$10,264	$10,378	$10,267
Dec 18	$10,294	$10,569	$10,346
Jan 19	$10,369	$10,681	$10,385
Feb 19	$10,400	$10,675	$10,403
Mar 19	$10,465	$10,880	$10,472
Apr 19	$10,496	$10,883	$10,497
May 19	$10,549	$11,076	$10,567
Jun 19	$10,612	$11,215	$10,627
Jul 19	$10,609	$11,240	$10,623
Aug 19	$10,694	$11,531	$10,707
Sep 19	$10,678	$11,470	$10,702
Oct 19	$10,706	$11,504	$10,739
Nov 19	$10,711	$11,498	$10,740
Dec 19	$10,739	$11,490	$10,766
Jan 20	$10,788	$11,711	$10,826
Feb 20	$10,837	$11,922	$10,911
Mar 20	$10,385	$11,852	$10,938
Apr 20	$10,602	$12,063	$11,008
May 20	$10,742	$12,119	$11,046
Jun 20	$10,834	$12,195	$11,071
Jul 20	$10,916	$12,377	$11,094
Aug 20	$10,953	$12,277	$11,099
Sep 20	$10,944	$12,271	$11,101
Oct 20	$10,956	$12,216	$11,103
Nov 20	$11,012	$12,336	$11,116
Dec 20	$11,056	$12,353	$11,127
Jan 21	$11,064	$12,264	$11,130
Feb 21	$11,072	$12,087	$11,124
Mar 21	$11,067	$11,936	$11,124
Apr 21	$11,085	$12,030	$11,133
May 21	$11,092	$12,070	$11,145
Jun 21	$11,065	$12,155	$11,130
Jul 21	$11,061	$12,290	$11,149
Aug 21	$11,067	$12,267	$11,149
Sep 21	$11,061	$12,161	$11,140
Oct 21	$10,999	$12,157	$11,106
Nov 21	$10,971	$12,193	$11,098
Dec 21	$10,961	$12,162	$11,079
Jan 22	$10,865	$11,900	$11,003
Feb 22	$10,770	$11,767	$10,946
Mar 22	$10,610	$11,441	$10,789
Apr 22	$10,530	$11,006	$10,734
May 22	$10,554	$11,077	$10,796
Jun 22	$10,419	$10,904	$10,721
Jul 22	$10,506	$11,170	$10,775
Aug 22	$10,443	$10,854	$10,696
Sep 22	$10,267	$10,385	$10,568
Oct 22	$10,231	$10,251	$10,554
Nov 22	$10,348	$10,628	$10,638
Dec 22	$10,402	$10,580	$10,663
Jan 23	$10,523	$10,905	$10,745
Feb 23	$10,443	$10,623	$10,670
Mar 23	$10,568	$10,893	$10,821
Apr 23	$10,609	$10,959	$10,859
May 23	$10,568	$10,840	$10,826
Jun 23	$10,539	$10,801	$10,784
Jul 23	$10,595	$10,794	$10,831
Aug 23	$10,640	$10,725	$10,871
Sep 23	$10,612	$10,452	$10,869
Oct 23	$10,612	$10,287	$10,902
Nov 23	$10,791	$10,753	$11,026
Dec 23	$10,935	$11,165	$11,156
Jan 24	$10,995	$11,134	$11,203
Feb 24	$10,968	$10,977	$11,164
Mar 24	$11,017	$11,078	$11,207
Apr 24	$10,983	$10,798	$11,174
May 24	$11,058	$10,981	$11,255
Jun 24	$11,120	$11,085	$11,317
Jul 24	$11,258	$11,344	$11,450
Aug 24	$11,358	$11,507	$11,554
Sep 24	$11,458	$11,661	$11,650
Oct 24	$11,383	$11,372	$11,587
Nov 24	$11,432	$11,493	$11,625
Dec 24	$11,458	$11,304	$11,652
Jan 25	$11,509	$11,364	$11,705
Feb 25	$11,582	$11,614	$11,786
Mar 25	$11,622	$11,619	$11,839
Apr 25	$11,687	$11,664	$11,925
May 25	$11,714	$11,581	$11,913
Jun 25	$11,806	$11,759	$11,988
Jul 25	$11,810	$11,728	$11,988
Aug 25	$11,930	$11,868	$12,092
Sep 25	$11,970	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	4.47%	1.81%	1.81%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 4,297,373,398
Holdings Count | Holding	1,748
Advisory Fees Paid, Amount	$ 11,459,769
InvestmentCompanyPortfolioTurnover	182.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

C000202297
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Institutional Shares
Trading Symbol	BGNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 3.54%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,025	$10,002	$10,007	$10,018
Nov 15	$10,020	$9,975	$9,993	$10,010
Dec 15	$10,024	$9,943	$9,990	$10,016
Jan 16	$10,131	$10,080	$10,119	$10,132
Feb 16	$10,165	$10,151	$10,157	$10,165
Mar 16	$10,190	$10,244	$10,187	$10,192
Apr 16	$10,215	$10,284	$10,204	$10,203
May 16	$10,228	$10,286	$10,217	$10,216
Jun 16	$10,293	$10,471	$10,300	$10,283
Jul 16	$10,307	$10,537	$10,321	$10,306
Aug 16	$10,331	$10,525	$10,333	$10,322
Sep 16	$10,354	$10,519	$10,361	$10,349
Oct 16	$10,336	$10,439	$10,334	$10,335
Nov 16	$10,192	$10,192	$10,157	$10,174
Dec 16	$10,185	$10,206	$10,157	$10,172
Jan 17	$10,168	$10,226	$10,153	$10,161
Feb 17	$10,225	$10,295	$10,202	$10,205
Mar 17	$10,206	$10,290	$10,205	$10,201
Apr 17	$10,261	$10,369	$10,272	$10,251
May 17	$10,308	$10,449	$10,335	$10,314
Jun 17	$10,251	$10,438	$10,294	$10,263
Jul 17	$10,291	$10,483	$10,340	$10,309
Aug 17	$10,355	$10,577	$10,416	$10,370
Sep 17	$10,355	$10,527	$10,393	$10,359
Oct 17	$10,342	$10,533	$10,389	$10,354
Nov 17	$10,315	$10,519	$10,374	$10,338
Dec 17	$10,315	$10,568	$10,408	$10,362
Jan 18	$10,201	$10,446	$10,286	$10,248
Feb 18	$10,133	$10,347	$10,219	$10,164
Mar 18	$10,182	$10,413	$10,284	$10,230
Apr 18	$10,146	$10,336	$10,232	$10,188
May 18	$10,220	$10,410	$10,304	$10,265
Jun 18	$10,218	$10,397	$10,309	$10,273
Jul 18	$10,216	$10,399	$10,298	$10,274
Aug 18	$10,282	$10,466	$10,360	$10,328
Sep 18	$10,214	$10,399	$10,297	$10,268
Oct 18	$10,124	$10,317	$10,232	$10,191
Nov 18	$10,222	$10,378	$10,324	$10,279
Dec 18	$10,363	$10,569	$10,511	$10,468
Jan 19	$10,461	$10,681	$10,595	$10,553
Feb 19	$10,458	$10,675	$10,585	$10,547
Mar 19	$10,581	$10,880	$10,739	$10,686
Apr 19	$10,581	$10,883	$10,733	$10,676
May 19	$10,705	$11,076	$10,871	$10,810
Jun 19	$10,828	$11,215	$10,950	$10,898
Jul 19	$10,881	$11,240	$10,994	$10,932
Aug 19	$10,968	$11,531	$11,092	$11,020
Sep 19	$10,986	$11,470	$11,100	$11,021
Oct 19	$11,027	$11,504	$11,139	$11,068
Nov 19	$11,021	$11,498	$11,148	$11,065
Dec 19	$11,033	$11,490	$11,179	$11,080
Jan 20	$11,063	$11,711	$11,257	$11,134
Feb 20	$11,142	$11,922	$11,374	$11,235
Mar 20	$11,245	$11,852	$11,494	$11,416
Apr 20	$11,386	$12,063	$11,567	$11,486
May 20	$11,418	$12,119	$11,581	$11,498
Jun 20	$11,417	$12,195	$11,570	$11,483
Jul 20	$11,415	$12,377	$11,591	$11,454
Aug 20	$11,429	$12,277	$11,596	$11,448
Sep 20	$11,410	$12,271	$11,583	$11,447
Oct 20	$11,447	$12,216	$11,579	$11,447
Nov 20	$11,472	$12,336	$11,587	$11,468
Dec 20	$11,494	$12,353	$11,612	$11,488
Jan 21	$11,519	$12,264	$11,621	$11,468
Feb 21	$11,490	$12,087	$11,543	$11,403
Mar 21	$11,461	$11,936	$11,484	$11,376
Apr 21	$11,505	$12,030	$11,547	$11,416
May 21	$11,448	$12,070	$11,527	$11,378
Jun 21	$11,430	$12,155	$11,522	$11,374
Jul 21	$11,457	$12,290	$11,594	$11,408
Aug 21	$11,458	$12,267	$11,575	$11,398
Sep 21	$11,464	$12,161	$11,534	$11,374
Oct 21	$11,407	$12,157	$11,512	$11,337
Nov 21	$11,384	$12,193	$11,501	$11,332
Dec 21	$11,363	$12,162	$11,491	$11,322
Jan 22	$11,215	$11,900	$11,320	$11,184
Feb 22	$11,131	$11,767	$11,211	$11,120
Mar 22	$10,815	$11,441	$10,919	$10,852
Apr 22	$10,401	$11,006	$10,536	$10,501
May 22	$10,548	$11,077	$10,652	$10,621
Jun 22	$10,350	$10,904	$10,482	$10,430
Jul 22	$10,698	$11,170	$10,819	$10,766
Aug 22	$10,361	$10,854	$10,449	$10,431
Sep 22	$9,786	$10,385	$9,921	$9,896
Oct 22	$9,660	$10,251	$9,780	$9,813
Nov 22	$10,074	$10,628	$10,178	$10,181
Dec 22	$9,937	$10,580	$10,133	$10,104
Jan 23	$10,264	$10,905	$10,467	$10,436
Feb 23	$10,025	$10,623	$10,191	$10,175
Mar 23	$10,217	$10,893	$10,389	$10,366
Apr 23	$10,268	$10,959	$10,443	$10,425
May 23	$10,180	$10,840	$10,367	$10,344
Jun 23	$10,130	$10,801	$10,323	$10,313
Jul 23	$10,133	$10,794	$10,315	$10,316
Aug 23	$10,063	$10,725	$10,230	$10,241
Sep 23	$9,745	$10,452	$9,904	$9,925
Oct 23	$9,558	$10,287	$9,699	$9,735
Nov 23	$10,043	$10,753	$10,205	$10,221
Dec 23	$10,450	$11,165	$10,645	$10,649
Jan 24	$10,414	$11,134	$10,596	$10,598
Feb 24	$10,273	$10,977	$10,423	$10,426
Mar 24	$10,369	$11,078	$10,534	$10,537
Apr 24	$10,076	$10,798	$10,215	$10,253
May 24	$10,258	$10,981	$10,419	$10,435
Jun 24	$10,358	$11,085	$10,541	$10,542
Jul 24	$10,616	$11,344	$10,819	$10,797
Aug 24	$10,798	$11,507	$10,993	$10,959
Sep 24	$10,913	$11,661	$11,124	$11,065
Oct 24	$10,612	$11,372	$10,809	$10,776
Nov 24	$10,740	$11,493	$10,953	$10,913
Dec 24	$10,586	$11,304	$10,772	$10,751
Jan 25	$10,622	$11,364	$10,828	$10,812
Feb 25	$10,891	$11,614	$11,104	$11,073
Mar 25	$10,887	$11,619	$11,102	$11,082
Apr 25	$10,911	$11,664	$11,134	$11,091
May 25	$10,812	$11,581	$11,032	$11,005
Jun 25	$11,001	$11,759	$11,228	$11,194
Jul 25	$10,971	$11,728	$11,183	$11,151
Aug 25	$11,149	$11,868	$11,363	$11,326
Sep 25	$11,300	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.54%	(0.19)%	1.23%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 222,438,284
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 467,669
InvestmentCompanyPortfolioTurnover	2132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to the planned reorganization of the Fund into an exchange-traded fund.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202295
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Investor A Shares
Trading Symbol	BGPAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.74%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 3.41%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$9,621	$10,002	$10,007	$10,018
Nov 15	$9,614	$9,975	$9,993	$10,010
Dec 15	$9,615	$9,943	$9,990	$10,016
Jan 16	$9,714	$10,080	$10,119	$10,132
Feb 16	$9,744	$10,151	$10,157	$10,165
Mar 16	$9,765	$10,244	$10,187	$10,192
Apr 16	$9,786	$10,284	$10,204	$10,203
May 16	$9,797	$10,286	$10,217	$10,216
Jun 16	$9,855	$10,471	$10,300	$10,283
Jul 16	$9,876	$10,537	$10,321	$10,306
Aug 16	$9,887	$10,525	$10,333	$10,322
Sep 16	$9,906	$10,519	$10,361	$10,349
Oct 16	$9,886	$10,439	$10,334	$10,335
Nov 16	$9,747	$10,192	$10,157	$10,174
Dec 16	$9,739	$10,206	$10,157	$10,172
Jan 17	$9,721	$10,226	$10,153	$10,161
Feb 17	$9,773	$10,295	$10,202	$10,205
Mar 17	$9,752	$10,290	$10,205	$10,201
Apr 17	$9,803	$10,369	$10,272	$10,251
May 17	$9,846	$10,449	$10,335	$10,314
Jun 17	$9,790	$10,438	$10,294	$10,263
Jul 17	$9,826	$10,483	$10,340	$10,309
Aug 17	$9,885	$10,577	$10,416	$10,370
Sep 17	$9,883	$10,527	$10,393	$10,359
Oct 17	$9,868	$10,533	$10,389	$10,354
Nov 17	$9,841	$10,519	$10,374	$10,338
Dec 17	$9,839	$10,568	$10,408	$10,362
Jan 18	$9,729	$10,446	$10,286	$10,248
Feb 18	$9,662	$10,347	$10,219	$10,164
Mar 18	$9,697	$10,413	$10,284	$10,230
Apr 18	$9,671	$10,336	$10,232	$10,188
May 18	$9,740	$10,410	$10,304	$10,265
Jun 18	$9,736	$10,397	$10,309	$10,273
Jul 18	$9,732	$10,399	$10,298	$10,274
Aug 18	$9,792	$10,466	$10,360	$10,328
Sep 18	$9,727	$10,399	$10,297	$10,268
Oct 18	$9,638	$10,317	$10,232	$10,191
Nov 18	$9,730	$10,378	$10,324	$10,279
Dec 18	$9,862	$10,569	$10,511	$10,468
Jan 19	$9,953	$10,681	$10,595	$10,553
Feb 19	$9,948	$10,675	$10,585	$10,547
Mar 19	$10,063	$10,880	$10,739	$10,686
Apr 19	$10,060	$10,883	$10,733	$10,676
May 19	$10,176	$11,076	$10,871	$10,810
Jun 19	$10,290	$11,215	$10,950	$10,898
Jul 19	$10,339	$11,240	$10,994	$10,932
Aug 19	$10,419	$11,531	$11,092	$11,020
Sep 19	$10,434	$11,470	$11,100	$11,021
Oct 19	$10,470	$11,504	$11,139	$11,068
Nov 19	$10,463	$11,498	$11,148	$11,065
Dec 19	$10,471	$11,490	$11,179	$11,080
Jan 20	$10,498	$11,711	$11,257	$11,134
Feb 20	$10,571	$11,922	$11,374	$11,235
Mar 20	$10,666	$11,852	$11,494	$11,416
Apr 20	$10,797	$12,063	$11,567	$11,486
May 20	$10,826	$12,119	$11,581	$11,498
Jun 20	$10,823	$12,195	$11,570	$11,483
Jul 20	$10,818	$12,377	$11,591	$11,454
Aug 20	$10,829	$12,277	$11,596	$11,448
Sep 20	$10,809	$12,271	$11,583	$11,447
Oct 20	$10,842	$12,216	$11,579	$11,447
Nov 20	$10,864	$12,336	$11,587	$11,468
Dec 20	$10,882	$12,353	$11,612	$11,488
Jan 21	$10,903	$12,264	$11,621	$11,468
Feb 21	$10,874	$12,087	$11,543	$11,403
Mar 21	$10,844	$11,936	$11,484	$11,376
Apr 21	$10,883	$12,030	$11,547	$11,416
May 21	$10,828	$12,070	$11,527	$11,378
Jun 21	$10,809	$12,155	$11,522	$11,374
Jul 21	$10,831	$12,290	$11,594	$11,408
Aug 21	$10,830	$12,267	$11,575	$11,398
Sep 21	$10,834	$12,161	$11,534	$11,374
Oct 21	$10,778	$12,157	$11,512	$11,337
Nov 21	$10,755	$12,193	$11,501	$11,332
Dec 21	$10,732	$12,162	$11,491	$11,322
Jan 22	$10,591	$11,900	$11,320	$11,184
Feb 22	$10,510	$11,767	$11,211	$11,120
Mar 22	$10,211	$11,441	$10,919	$10,852
Apr 22	$9,820	$11,006	$10,536	$10,501
May 22	$9,956	$11,077	$10,652	$10,621
Jun 22	$9,768	$10,904	$10,482	$10,430
Jul 22	$10,081	$11,170	$10,819	$10,766
Aug 22	$9,775	$10,854	$10,449	$10,431
Sep 22	$9,221	$10,385	$9,921	$9,896
Oct 22	$9,101	$10,251	$9,780	$9,813
Nov 22	$9,487	$10,628	$10,178	$10,181
Dec 22	$9,369	$10,580	$10,133	$10,104
Jan 23	$9,662	$10,905	$10,467	$10,436
Feb 23	$9,437	$10,623	$10,191	$10,175
Mar 23	$9,614	$10,893	$10,389	$10,366
Apr 23	$9,660	$10,959	$10,443	$10,425
May 23	$9,587	$10,840	$10,367	$10,344
Jun 23	$9,527	$10,801	$10,323	$10,313
Jul 23	$9,528	$10,794	$10,315	$10,316
Aug 23	$9,460	$10,725	$10,230	$10,241
Sep 23	$9,161	$10,452	$9,904	$9,925
Oct 23	$8,984	$10,287	$9,699	$9,735
Nov 23	$9,436	$10,753	$10,205	$10,221
Dec 23	$9,827	$11,165	$10,645	$10,649
Jan 24	$9,792	$11,134	$10,596	$10,598
Feb 24	$9,646	$10,977	$10,423	$10,426
Mar 24	$9,734	$11,078	$10,534	$10,537
Apr 24	$9,458	$10,798	$10,215	$10,253
May 24	$9,626	$10,981	$10,419	$10,435
Jun 24	$9,718	$11,085	$10,541	$10,542
Jul 24	$9,957	$11,344	$10,819	$10,797
Aug 24	$10,125	$11,507	$10,993	$10,959
Sep 24	$10,231	$11,661	$11,124	$11,065
Oct 24	$9,947	$11,372	$10,809	$10,776
Nov 24	$10,065	$11,493	$10,953	$10,913
Dec 24	$9,919	$11,304	$10,772	$10,751
Jan 25	$9,964	$11,364	$10,828	$10,812
Feb 25	$10,200	$11,614	$11,104	$11,073
Mar 25	$10,195	$11,619	$11,102	$11,082
Apr 25	$10,227	$11,664	$11,134	$11,091
May 25	$10,120	$11,581	$11,032	$11,005
Jun 25	$10,308	$11,759	$11,228	$11,194
Jul 25	$10,264	$11,728	$11,183	$11,151
Aug 25	$10,441	$11,868	$11,363	$11,326
Sep 25	$10,580	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	3.41%	(0.43)%	0.98%
Investor A Shares (with sales charge)...
	(0.72)	(1.24)	0.57
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 222,438,284
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 467,669
InvestmentCompanyPortfolioTurnover	2132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202296
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Investor C Shares
Trading Symbol	BGPCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$150	1.48%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 2.52%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,016	$10,002	$10,007	$10,018
Nov 15	$10,001	$9,975	$9,993	$10,010
Dec 15	$9,986	$9,943	$9,990	$10,016
Jan 16	$10,083	$10,080	$10,119	$10,132
Feb 16	$10,108	$10,151	$10,157	$10,165
Mar 16	$10,133	$10,244	$10,187	$10,192
Apr 16	$10,139	$10,284	$10,204	$10,203
May 16	$10,153	$10,286	$10,217	$10,216
Jun 16	$10,208	$10,471	$10,300	$10,283
Jul 16	$10,212	$10,537	$10,321	$10,306
Aug 16	$10,216	$10,525	$10,333	$10,322
Sep 16	$10,231	$10,519	$10,361	$10,349
Oct 16	$10,214	$10,439	$10,334	$10,335
Nov 16	$10,064	$10,192	$10,157	$10,174
Dec 16	$10,038	$10,206	$10,157	$10,172
Jan 17	$10,023	$10,226	$10,153	$10,161
Feb 17	$10,061	$10,295	$10,202	$10,205
Mar 17	$10,044	$10,290	$10,205	$10,201
Apr 17	$10,079	$10,369	$10,272	$10,251
May 17	$10,128	$10,449	$10,335	$10,314
Jun 17	$10,052	$10,438	$10,294	$10,263
Jul 17	$10,094	$10,483	$10,340	$10,309
Aug 17	$10,148	$10,577	$10,416	$10,370
Sep 17	$10,129	$10,527	$10,393	$10,359
Oct 17	$10,118	$10,533	$10,389	$10,354
Nov 17	$10,084	$10,519	$10,374	$10,338
Dec 17	$10,075	$10,568	$10,408	$10,362
Jan 18	$9,945	$10,446	$10,286	$10,248
Feb 18	$9,870	$10,347	$10,219	$10,164
Mar 18	$9,910	$10,413	$10,284	$10,230
Apr 18	$9,878	$10,336	$10,232	$10,188
May 18	$9,931	$10,410	$10,304	$10,265
Jun 18	$9,931	$10,397	$10,309	$10,273
Jul 18	$9,921	$10,399	$10,298	$10,274
Aug 18	$9,976	$10,466	$10,360	$10,328
Sep 18	$9,903	$10,399	$10,297	$10,268
Oct 18	$9,806	$10,317	$10,232	$10,191
Nov 18	$9,894	$10,378	$10,324	$10,279
Dec 18	$10,022	$10,569	$10,511	$10,468
Jan 19	$10,097	$10,681	$10,595	$10,553
Feb 19	$10,097	$10,675	$10,585	$10,547
Mar 19	$10,208	$10,880	$10,739	$10,686
Apr 19	$10,199	$10,883	$10,733	$10,676
May 19	$10,310	$11,076	$10,871	$10,810
Jun 19	$10,420	$11,215	$10,950	$10,898
Jul 19	$10,451	$11,240	$10,994	$10,932
Aug 19	$10,526	$11,531	$11,092	$11,020
Sep 19	$10,545	$11,470	$11,100	$11,021
Oct 19	$10,564	$11,504	$11,139	$11,068
Nov 19	$10,562	$11,498	$11,148	$11,065
Dec 19	$10,564	$11,490	$11,179	$11,080
Jan 20	$10,584	$11,711	$11,257	$11,134
Feb 20	$10,640	$11,922	$11,374	$11,235
Mar 20	$10,740	$11,852	$11,494	$11,416
Apr 20	$10,867	$12,063	$11,567	$11,486
May 20	$10,888	$12,119	$11,581	$11,498
Jun 20	$10,878	$12,195	$11,570	$11,483
Jul 20	$10,855	$12,377	$11,591	$11,454
Aug 20	$10,859	$12,277	$11,596	$11,448
Sep 20	$10,844	$12,271	$11,583	$11,447
Oct 20	$10,858	$12,216	$11,579	$11,447
Nov 20	$10,885	$12,336	$11,587	$11,468
Dec 20	$10,897	$12,353	$11,612	$11,488
Jan 21	$10,911	$12,264	$11,621	$11,468
Feb 21	$10,875	$12,087	$11,543	$11,403
Mar 21	$10,838	$11,936	$11,484	$11,376
Apr 21	$10,871	$12,030	$11,547	$11,416
May 21	$10,808	$12,070	$11,527	$11,378
Jun 21	$10,782	$12,155	$11,522	$11,374
Jul 21	$10,798	$12,290	$11,594	$11,408
Aug 21	$10,790	$12,267	$11,575	$11,398
Sep 21	$10,787	$12,161	$11,534	$11,374
Oct 21	$10,724	$12,157	$11,512	$11,337
Nov 21	$10,694	$12,193	$11,501	$11,332
Dec 21	$10,665	$12,162	$11,491	$11,322
Jan 22	$10,517	$11,900	$11,320	$11,184
Feb 22	$10,431	$11,767	$11,211	$11,120
Mar 22	$10,126	$11,441	$10,919	$10,852
Apr 22	$9,730	$11,006	$10,536	$10,501
May 22	$9,859	$11,077	$10,652	$10,621
Jun 22	$9,666	$10,904	$10,482	$10,430
Jul 22	$9,971	$11,170	$10,819	$10,766
Aug 22	$9,660	$10,854	$10,449	$10,431
Sep 22	$9,104	$10,385	$9,921	$9,896
Oct 22	$8,991	$10,251	$9,780	$9,813
Nov 22	$9,357	$10,628	$10,178	$10,181
Dec 22	$9,234	$10,580	$10,133	$10,104
Jan 23	$9,517	$10,905	$10,467	$10,436
Feb 23	$9,301	$10,623	$10,191	$10,175
Mar 23	$9,470	$10,893	$10,389	$10,366
Apr 23	$9,510	$10,959	$10,443	$10,425
May 23	$9,420	$10,840	$10,367	$10,344
Jun 23	$9,366	$10,801	$10,323	$10,313
Jul 23	$9,361	$10,794	$10,315	$10,316
Aug 23	$9,288	$10,725	$10,230	$10,241
Sep 23	$8,988	$10,452	$9,904	$9,925
Oct 23	$8,815	$10,287	$9,699	$9,735
Nov 23	$9,258	$10,753	$10,205	$10,221
Dec 23	$9,642	$11,165	$10,645	$10,649
Jan 24	$9,607	$11,134	$10,596	$10,598
Feb 24	$9,464	$10,977	$10,423	$10,426
Mar 24	$9,550	$11,078	$10,534	$10,537
Apr 24	$9,279	$10,798	$10,215	$10,253
May 24	$9,444	$10,981	$10,419	$10,435
Jun 24	$9,534	$11,085	$10,541	$10,542
Jul 24	$9,769	$11,344	$10,819	$10,797
Aug 24	$9,934	$11,507	$10,993	$10,959
Sep 24	$10,038	$11,661	$11,124	$11,065
Oct 24	$9,760	$11,372	$10,809	$10,776
Nov 24	$9,875	$11,493	$10,953	$10,913
Dec 24	$9,732	$11,304	$10,772	$10,751
Jan 25	$9,776	$11,364	$10,828	$10,812
Feb 25	$10,007	$11,614	$11,104	$11,073
Mar 25	$10,002	$11,619	$11,102	$11,082
Apr 25	$10,034	$11,664	$11,134	$11,091
May 25	$9,929	$11,581	$11,032	$11,005
Jun 25	$10,113	$11,759	$11,228	$11,194
Jul 25	$10,071	$11,728	$11,183	$11,151
Aug 25	$10,244	$11,868	$11,363	$11,326
Sep 25	$10,380	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	2.52%	(1.18)%	0.37%
Investor C Shares (with sales charge)...
	1.52	(1.18)	0.37
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 222,438,284
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 467,669
InvestmentCompanyPortfolioTurnover	2132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000202298
Shareholder Report [Line Items]
Fund Name	BlackRock Mortgage-Backed Securities Fund
Class Name	Class K Shares
Trading Symbol	BBGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 3.59%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,025	$10,002	$10,007	$10,018
Nov 15	$10,020	$9,975	$9,993	$10,010
Dec 15	$10,015	$9,943	$9,990	$10,016
Jan 16	$10,122	$10,080	$10,119	$10,132
Feb 16	$10,157	$10,151	$10,157	$10,165
Mar 16	$10,192	$10,244	$10,187	$10,192
Apr 16	$10,206	$10,284	$10,204	$10,203
May 16	$10,231	$10,286	$10,217	$10,216
Jun 16	$10,295	$10,471	$10,300	$10,283
Jul 16	$10,310	$10,537	$10,321	$10,306
Aug 16	$10,324	$10,525	$10,333	$10,322
Sep 16	$10,347	$10,519	$10,361	$10,349
Oct 16	$10,339	$10,439	$10,334	$10,335
Nov 16	$10,196	$10,192	$10,157	$10,174
Dec 16	$10,178	$10,206	$10,157	$10,172
Jan 17	$10,172	$10,226	$10,153	$10,161
Feb 17	$10,219	$10,295	$10,202	$10,205
Mar 17	$10,211	$10,290	$10,205	$10,201
Apr 17	$10,267	$10,369	$10,272	$10,251
May 17	$10,314	$10,449	$10,335	$10,314
Jun 17	$10,246	$10,438	$10,294	$10,263
Jul 17	$10,297	$10,483	$10,340	$10,309
Aug 17	$10,362	$10,577	$10,416	$10,370
Sep 17	$10,352	$10,527	$10,393	$10,359
Oct 17	$10,349	$10,533	$10,389	$10,354
Nov 17	$10,323	$10,519	$10,374	$10,338
Dec 17	$10,323	$10,568	$10,408	$10,362
Jan 18	$10,209	$10,446	$10,286	$10,248
Feb 18	$10,130	$10,347	$10,219	$10,164
Mar 18	$10,180	$10,413	$10,284	$10,230
Apr 18	$10,155	$10,336	$10,232	$10,188
May 18	$10,230	$10,410	$10,304	$10,265
Jun 18	$10,228	$10,397	$10,309	$10,273
Jul 18	$10,226	$10,399	$10,298	$10,274
Aug 18	$10,292	$10,466	$10,360	$10,328
Sep 18	$10,225	$10,399	$10,297	$10,268
Oct 18	$10,134	$10,317	$10,232	$10,191
Nov 18	$10,233	$10,378	$10,324	$10,279
Dec 18	$10,375	$10,569	$10,511	$10,468
Jan 19	$10,474	$10,681	$10,595	$10,553
Feb 19	$10,471	$10,675	$10,585	$10,547
Mar 19	$10,596	$10,880	$10,739	$10,686
Apr 19	$10,595	$10,883	$10,733	$10,676
May 19	$10,721	$11,076	$10,871	$10,810
Jun 19	$10,845	$11,215	$10,950	$10,898
Jul 19	$10,899	$11,240	$10,994	$10,932
Aug 19	$10,975	$11,531	$11,092	$11,020
Sep 19	$11,004	$11,470	$11,100	$11,021
Oct 19	$11,034	$11,504	$11,139	$11,068
Nov 19	$11,040	$11,498	$11,148	$11,065
Dec 19	$11,052	$11,490	$11,179	$11,080
Jan 20	$11,083	$11,711	$11,257	$11,134
Feb 20	$11,163	$11,922	$11,374	$11,235
Mar 20	$11,267	$11,852	$11,494	$11,416
Apr 20	$11,409	$12,063	$11,567	$11,486
May 20	$11,442	$12,119	$11,581	$11,498
Jun 20	$11,441	$12,195	$11,570	$11,483
Jul 20	$11,427	$12,377	$11,591	$11,454
Aug 20	$11,442	$12,277	$11,596	$11,448
Sep 20	$11,435	$12,271	$11,583	$11,447
Oct 20	$11,472	$12,216	$11,579	$11,447
Nov 20	$11,499	$12,336	$11,587	$11,468
Dec 20	$11,521	$12,353	$11,612	$11,488
Jan 21	$11,546	$12,264	$11,621	$11,468
Feb 21	$11,518	$12,087	$11,543	$11,403
Mar 21	$11,489	$11,936	$11,484	$11,376
Apr 21	$11,533	$12,030	$11,547	$11,416
May 21	$11,477	$12,070	$11,527	$11,378
Jun 21	$11,459	$12,155	$11,522	$11,374
Jul 21	$11,486	$12,290	$11,594	$11,408
Aug 21	$11,488	$12,267	$11,575	$11,398
Sep 21	$11,494	$12,161	$11,534	$11,374
Oct 21	$11,437	$12,157	$11,512	$11,337
Nov 21	$11,415	$12,193	$11,501	$11,332
Dec 21	$11,394	$12,162	$11,491	$11,322
Jan 22	$11,246	$11,900	$11,320	$11,184
Feb 22	$11,162	$11,767	$11,211	$11,120
Mar 22	$10,844	$11,441	$10,919	$10,852
Apr 22	$10,441	$11,006	$10,536	$10,501
May 22	$10,576	$11,077	$10,652	$10,621
Jun 22	$10,377	$10,904	$10,482	$10,430
Jul 22	$10,728	$11,170	$10,819	$10,766
Aug 22	$10,402	$10,854	$10,449	$10,431
Sep 22	$9,810	$10,385	$9,921	$9,896
Oct 22	$9,697	$10,251	$9,780	$9,813
Nov 22	$10,101	$10,628	$10,178	$10,181
Dec 22	$9,976	$10,580	$10,133	$10,104
Jan 23	$10,293	$10,905	$10,467	$10,436
Feb 23	$10,053	$10,623	$10,191	$10,175
Mar 23	$10,246	$10,893	$10,389	$10,366
Apr 23	$10,298	$10,959	$10,443	$10,425
May 23	$10,222	$10,840	$10,367	$10,344
Jun 23	$10,159	$10,801	$10,323	$10,313
Jul 23	$10,163	$10,794	$10,315	$10,316
Aug 23	$10,092	$10,725	$10,230	$10,241
Sep 23	$9,773	$10,452	$9,904	$9,925
Oct 23	$9,598	$10,287	$9,699	$9,735
Nov 23	$10,073	$10,753	$10,205	$10,221
Dec 23	$10,497	$11,165	$10,645	$10,649
Jan 24	$10,461	$11,134	$10,596	$10,598
Feb 24	$10,320	$10,977	$10,423	$10,426
Mar 24	$10,404	$11,078	$10,534	$10,537
Apr 24	$10,121	$10,798	$10,215	$10,253
May 24	$10,305	$10,981	$10,419	$10,435
Jun 24	$10,406	$11,085	$10,541	$10,542
Jul 24	$10,653	$11,344	$10,819	$10,797
Aug 24	$10,837	$11,507	$10,993	$10,959
Sep 24	$10,953	$11,661	$11,124	$11,065
Oct 24	$10,650	$11,372	$10,809	$10,776
Nov 24	$10,793	$11,493	$10,953	$10,913
Dec 24	$10,624	$11,304	$10,772	$10,751
Jan 25	$10,675	$11,364	$10,828	$10,812
Feb 25	$10,946	$11,614	$11,104	$11,073
Mar 25	$10,943	$11,619	$11,102	$11,082
Apr 25	$10,967	$11,664	$11,134	$11,091
May 25	$10,867	$11,581	$11,032	$11,005
Jun 25	$11,059	$11,759	$11,228	$11,194
Jul 25	$11,014	$11,728	$11,183	$11,151
Aug 25	$11,208	$11,868	$11,363	$11,326
Sep 25	$11,346	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	3.59%	(0.16)%	1.27%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 222,438,284
Holdings Count | Holding	562
Advisory Fees Paid, Amount	$ 467,669
InvestmentCompanyPortfolioTurnover	2132.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Material Fund Change [Text Block]

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to the planned reorganization of the Fund into an exchange-traded fund.

Material Fund Change Adviser [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

C000228902
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Institutional Shares
Trading Symbol	BSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 7.45%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,043	$10,004	$10,065
Sep 21	$10,001	$9,919	$10,064
Oct 21	$9,982	$9,911	$10,046
Nov 21	$9,882	$9,923	$9,947
Dec 21	$10,096	$9,916	$10,134
Jan 22	$9,794	$9,699	$9,857
Feb 22	$9,681	$9,566	$9,756
Mar 22	$9,603	$9,310	$9,645
Apr 22	$9,246	$8,962	$9,303
May 22	$9,250	$9,012	$9,324
Jun 22	$8,674	$8,832	$8,696
Jul 22	$9,230	$9,054	$9,209
Aug 22	$8,986	$8,818	$8,997
Sep 22	$8,605	$8,438	$8,640
Oct 22	$8,876	$8,346	$8,865
Nov 22	$9,000	$8,657	$9,056
Dec 22	$8,953	$8,628	$9,001
Jan 23	$9,284	$8,895	$9,343
Feb 23	$9,152	$8,677	$9,224
Mar 23	$9,306	$8,880	$9,322
Apr 23	$9,394	$8,934	$9,415
May 23	$9,289	$8,842	$9,329
Jun 23	$9,412	$8,828	$9,485
Jul 23	$9,515	$8,837	$9,616
Aug 23	$9,532	$8,784	$9,644
Sep 23	$9,413	$8,574	$9,529
Oct 23	$9,308	$8,445	$9,417
Nov 23	$9,717	$8,825	$9,844
Dec 23	$10,075	$9,160	$10,210
Jan 24	$10,072	$9,138	$10,210
Feb 24	$10,101	$9,029	$10,240
Mar 24	$10,226	$9,117	$10,361
Apr 24	$10,135	$8,904	$10,264
May 24	$10,242	$9,052	$10,376
Jun 24	$10,345	$9,135	$10,474
Jul 24	$10,532	$9,342	$10,678
Aug 24	$10,708	$9,480	$10,852
Sep 24	$10,836	$9,610	$11,028
Oct 24	$10,776	$9,391	$10,968
Nov 24	$10,871	$9,490	$11,094
Dec 24	$10,835	$9,347	$11,047
Jan 25	$10,980	$9,403	$11,198
Feb 25	$11,023	$9,598	$11,273
Mar 25	$10,926	$9,595	$11,158
Apr 25	$11,022	$9,629	$11,156
May 25	$11,195	$9,580	$11,343
Jun 25	$11,391	$9,730	$11,552
Jul 25	$11,441	$9,716	$11,604
Aug 25	$11,567	$9,833	$11,749
Sep 25	$11,644	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.45%	3.70%
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 46,297,171
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228901
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Investor A Shares
Trading Symbol	BSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.83%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 7.18%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$9,600	$10,000	$10,000
Jul 21	$9,595	$10,011	$10,013
Aug 21	$9,639	$10,004	$10,065
Sep 21	$9,597	$9,919	$10,064
Oct 21	$9,576	$9,911	$10,046
Nov 21	$9,478	$9,923	$9,947
Dec 21	$9,682	$9,916	$10,134
Jan 22	$9,390	$9,699	$9,857
Feb 22	$9,280	$9,566	$9,756
Mar 22	$9,204	$9,310	$9,645
Apr 22	$8,860	$8,962	$9,303
May 22	$8,862	$9,012	$9,324
Jun 22	$8,308	$8,832	$8,696
Jul 22	$8,839	$9,054	$9,209
Aug 22	$8,603	$8,818	$8,997
Sep 22	$8,236	$8,438	$8,640
Oct 22	$8,494	$8,346	$8,865
Nov 22	$8,611	$8,657	$9,056
Dec 22	$8,564	$8,628	$9,001
Jan 23	$8,879	$8,895	$9,343
Feb 23	$8,751	$8,677	$9,224
Mar 23	$8,896	$8,880	$9,322
Apr 23	$8,979	$8,934	$9,415
May 23	$8,876	$8,842	$9,329
Jun 23	$8,992	$8,828	$9,485
Jul 23	$9,089	$8,837	$9,616
Aug 23	$9,103	$8,784	$9,644
Sep 23	$8,988	$8,574	$9,529
Oct 23	$8,885	$8,445	$9,417
Nov 23	$9,274	$8,825	$9,844
Dec 23	$9,613	$9,160	$10,210
Jan 24	$9,608	$9,138	$10,210
Feb 24	$9,634	$9,029	$10,240
Mar 24	$9,751	$9,117	$10,361
Apr 24	$9,662	$8,904	$10,264
May 24	$9,762	$9,052	$10,376
Jun 24	$9,858	$9,135	$10,474
Jul 24	$10,034	$9,342	$10,678
Aug 24	$10,200	$9,480	$10,852
Sep 24	$10,320	$9,610	$11,028
Oct 24	$10,260	$9,391	$10,968
Nov 24	$10,348	$9,490	$11,094
Dec 24	$10,312	$9,347	$11,047
Jan 25	$10,436	$9,403	$11,198
Feb 25	$10,487	$9,598	$11,273
Mar 25	$10,392	$9,595	$11,158
Apr 25	$10,481	$9,629	$11,156
May 25	$10,643	$9,580	$11,343
Jun 25	$10,828	$9,730	$11,552
Jul 25	$10,874	$9,716	$11,604
Aug 25	$10,991	$9,833	$11,749
Sep 25	$11,061	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	7.18%	3.44%
Investor A Shares (with sales charge)...
	2.90	2.43
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 46,297,171
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

C000228903
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable High Yield Bond Fund
Class Name	Class K Shares
Trading Symbol	BSHKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.
Material Fund Change Notice [Text Block]
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.53%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 7.50%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,044	$10,004	$10,065
Sep 21	$10,002	$9,919	$10,064
Oct 21	$9,983	$9,911	$10,046
Nov 21	$9,883	$9,923	$9,947
Dec 21	$10,099	$9,916	$10,134
Jan 22	$9,797	$9,699	$9,857
Feb 22	$9,684	$9,566	$9,756
Mar 22	$9,606	$9,310	$9,645
Apr 22	$9,250	$8,962	$9,303
May 22	$9,254	$9,012	$9,324
Jun 22	$8,678	$8,832	$8,696
Jul 22	$9,234	$9,054	$9,209
Aug 22	$8,991	$8,818	$8,997
Sep 22	$8,609	$8,438	$8,640
Oct 22	$8,881	$8,346	$8,865
Nov 22	$9,005	$8,657	$9,056
Dec 22	$8,958	$8,628	$9,001
Jan 23	$9,290	$8,895	$9,343
Feb 23	$9,158	$8,677	$9,224
Mar 23	$9,312	$8,880	$9,322
Apr 23	$9,401	$8,934	$9,415
May 23	$9,296	$8,842	$9,329
Jun 23	$9,420	$8,828	$9,485
Jul 23	$9,524	$8,837	$9,616
Aug 23	$9,540	$8,784	$9,644
Sep 23	$9,422	$8,574	$9,529
Oct 23	$9,317	$8,445	$9,417
Nov 23	$9,727	$8,825	$9,844
Dec 23	$10,085	$9,160	$10,210
Jan 24	$10,083	$9,138	$10,210
Feb 24	$10,112	$9,029	$10,240
Mar 24	$10,238	$9,117	$10,361
Apr 24	$10,147	$8,904	$10,264
May 24	$10,254	$9,052	$10,376
Jun 24	$10,357	$9,135	$10,474
Jul 24	$10,545	$9,342	$10,678
Aug 24	$10,722	$9,480	$10,852
Sep 24	$10,851	$9,610	$11,028
Oct 24	$10,791	$9,391	$10,968
Nov 24	$10,886	$9,490	$11,094
Dec 24	$10,851	$9,347	$11,047
Jan 25	$10,997	$9,403	$11,198
Feb 25	$11,040	$9,598	$11,273
Mar 25	$10,943	$9,595	$11,158
Apr 25	$11,040	$9,629	$11,156
May 25	$11,213	$9,580	$11,343
Jun 25	$11,411	$9,730	$11,552
Jul 25	$11,462	$9,716	$11,604
Aug 25	$11,588	$9,833	$11,749
Sep 25	$11,665	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average Annual Return [Table Text Block]

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	7.50%	3.74%
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Performance Table Market Index Changed [Text Block]
Material Change Description [Text Block]
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
AssetsNet	$ 46,297,171
Holdings Count | Holding	537
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

Holdings [Text Block]

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.